UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23823)

Tema ETF Trust
(Exact name of registrant as specified in charter)

Brookfield Place

200 Vesey Street, Suite 24106

New York, NY 10281
(Address of principal executive offices) (Zip code)

Maurits Pot, President

Brookfield Place

200 Vesey Street, Suite 24106

New York, NY 10281
(Name and address of agent for service)

(302) - 499 - 4928 ext. 801

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Tema Alternative Asset Managers ETF
AAUM (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the  Tema Alternative Asset Managers ETF for the period of October 1, 2025, through February 28, 2026. You can find additional information about the Fund at https://temaetfs.com/aaum. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema Alternative Asset Managers ETF	$28	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund launched during the annual period and therefore presents performance from inception rather than a full twelve-month return. Since inception, the Fund experienced negative performance (-16.54%), reflecting concerns in private credit, exposure to feared AI disruption and general macro headwinds from geopolitics and rates.

Top Contributors
↑	Tikehau Capital
↑	Wheaton Precious Metals Corp.
↑	Wendel

Top Detractors
↓	Stepstone Group Inc.
↓	Hamilton Lane Inc.
↓	Ares Management Corp.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Tema Alternative Asset Managers ETF	PAGE 1	TSR-AR-87975E792

CUMULATIVE TOTAL RETURN (%)

Since Inception (10/01/2025)
Tema Alternative Asset Managers ETF NAV	-16.54
S&P 500® Total Return Index	3.35
Visit https://temaetfs.com/aaum for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$2,039,471
Number of Holdings	30
Net Advisory Fee	$7,280
Portfolio Turnover	7%
Visit https://temaetfs.com/aaum for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Brookfield Corp.	5.8%
EQT AB	5.3%
Partners Group Holding AG	5.1%
Carlyle Group, Inc.	5.1%
Brookfield Asset Management Ltd.	5.0%
Hamilton Lane, Inc.	4.9%
Apollo Global Management, Inc.	4.8%
KKR & Co., Inc.	4.7%
TPG, Inc.	4.6%
Blackstone, Inc.	4.6%

Top Sectors*	(% of net assets)
Financials	98.0%
Materials	0.9%
Cash & Other	1.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/aaum.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Alternative Asset Managers ETF	PAGE 2	TSR-AR-87975E792

Tema American Reshoring ETF
RSHO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the  Tema American Reshoring ETF for the period of March 1, 2025, through February 28, 2026. You can find additional information about the Fund at https://temaetfs.com/rsho. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema American Reshoring ETF	$94	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
During the annual period, the Fund delivered strong positive performance (+49.78%), driven by robust conditions across domestic US industrial and manufacturing names. Key tailwinds included sustained policy support for domestic manufacturing investment, infrastructure spending, and strong earnings momentum across the Fund’s mid-cap industrials holdings, while periodic volatility stemming from global trade uncertainty and interest rate sensitivity among capital-intensive names presented headwinds at points during the period.

Top Contributors
↑	ATI Inc.
↑	Caterpillar Inc.
↑	Powell Industries Inc.

Top Detractors
↓	Herc Holdings Inc.
↓	WESCO International Inc.
↓	Federal Signal Corp.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE PERFORMANCE (Initial Investment of $10,000)
Tema American Reshoring ETF	PAGE 1	TSR-AR-87975E602

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/11/2023)
Tema American Reshoring ETF NAV	49.78	32.47
S&P 500® Total Return Index	16.99	21.55
Visit https://temaetfs.com/rsho for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$264,188,527
Number of Holdings	27
Net Advisory Fee	$1,308,790
Portfolio Turnover	52%
Visit https://temaetfs.com/rsho for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Timken Co.	7.0%
Powell Industries, Inc.	6.7%
Gates Industrial Corp. PLC	6.2%
Cognex Corp.	5.9%
Caterpillar, Inc.	5.9%
Terex Corp.	5.7%
ATI, Inc.	5.3%
Rockwell Automation, Inc.	5.2%
Applied Industrial Technologies, Inc.	4.9%
Ingersoll Rand, Inc.	4.6%

Top Sectors*	(% of net assets)
Industrials	85.3%
Materials	6.9%
Information Technology	5.9%
Energy	0.7%
Cash & Other	1.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/rsho.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema American Reshoring ETF	PAGE 2	TSR-AR-87975E602

Tema Durable Quality ETF
TOLL (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the  Tema Durable Quality ETF for the period of March 1, 2025, through February 28, 2026. You can find additional information about the Fund at https://temaetfs.com/toll. You can also request this information by contacting us toll-free at 1-888-744-1377.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Durable Quality ETF	$58	0.55%
WHAT FACTORS INFLUENCED PERFORMANCE
During the annual period, the Fund delivered positive performance (+11.05%), reflecting a broadly supportive environment for high-quality, competitively advantaged businesses across Financials, Information Technology, and Healthcare. The quality factor was generally rewarded over the period, though intermittent episodes of broader market risk appetite, where lower-quality higher-beta names outperformed, presented headwinds at points during the period.

Top Contributors
↑	Lam Research Corp.
↑	GE Aerospace
↑	KLA Corp.

Top Detractors
↓	Intuit Inc.
↓	Teradyne Inc.
↓	Icon PLC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE PERFORMANCE (Initial Investment of $10,000)
Tema Durable Quality ETF	PAGE 1	TSR-AR-87975E107

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/11/2023)
Tema Durable Quality ETF NAV	11.05	15.75
S&P 500® Total Return Index	16.99	21.55
Visit https://temaetfs.com/toll for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$48,470,521
Number of Holdings	42
Net Advisory Fee	$328,589
Portfolio Turnover	51%
Visit https://temaetfs.com/toll for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
GE Aerospace	6.2%
Lam Research Corp.	4.9%
Visa, Inc.	4.9%
Cboe Global Markets, Inc.	4.3%
Performance Food Group Co.	4.3%
KLA Corp.	3.9%
Ferrovial SE	3.3%
Thermo Fisher Scientific, Inc.	3.0%
Fortinet, Inc.	2.9%
Moody’s Corp.	2.9%

Top Sectors*	(% of net assets)
Information Technology	27.7%
Financials	27.2%
Industrials	17.8%
Health Care	13.7%
Consumer Staples	7.5%
Materials	3.7%
Utilities	1.4%
Cash & Other	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Fund Name Change:
On June 27, 2025 the Tema Monopolies and Oligopolies ETF was renamed to Tema Durable Quality ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/toll.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Durable Quality ETF	PAGE 2	TSR-AR-87975E107

Tema Electrification ETF
VOLT (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the  Tema Electrification ETF for the period of March 1, 2025, through February 28, 2026. You can find additional information about the Fund at https://temaetfs.com/volt. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Electrification ETF	$98	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
During the annual period, the Fund delivered exceptionally strong positive performance (+61.94%), driven by structural demand for grid modernization, data center power infrastructure, and AI-related electricity investment. The Fund’s exposure to mid-cap Industrials and Utilities names proved well-positioned to capture these themes.

Top Contributors
↑	Bel Fuse Inc.
↑	Powell Industries Inc.
↑	GE Nernova Inc.

Top Detractors
↓	Itron Inc.
↓	Mirion Technologies Inc.
↓	Infineon Technologies
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/04/2024)
Tema Electrification ETF NAV	61.94	33.66
S&P 500® Total Return Index	16.99	12.34
Visit https://temaetfs.com/volt for more recent performance information.
Tema Electrification ETF	PAGE 1	TSR-AR-87975E834

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$442,383,480
Number of Holdings	32
Net Advisory Fee	$1,175,493
Portfolio Turnover	32%
Visit https://temaetfs.com/volt for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Bel Fuse, Inc.	6.5%
Powell Industries, Inc.	6.4%
NextEra Energy, Inc.	6.2%
Quanta Services, Inc.	4.8%
American Electric Power Co., Inc.	4.6%
Amphenol Corp.	4.2%
GE Vernova, Inc.	4.0%
Hubbell, Inc.	3.9%
Entergy Corp.	3.9%
Energy Transfer LP	3.7%

Top Sectors*	(% of net assets)
Industrials	46.2%
Utilities	31.9%
Information Technology	16.9%
Energy	4.4%
Cash & Other	0.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/volt.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Electrification ETF	PAGE 2	TSR-AR-87975E834

Tema Heart & Health ETF
HRTS (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the  Tema Heart & Health ETF for the period of March 1, 2025, through February 28, 2026. You can find additional information about the Fund at https://temaetfs.com/hrts. You can also request this information by contacting us toll-free at 1-888-744-1377.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Heart & Health ETF	$82	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
During the annual period, the Fund delivered positive performance (+18.79%), underpinned by broad strength across large-cap healthcare names and meaningful contributions from holdings with exposure to the obesity drug themes. Intermittent pressure on managed care names and pharmaceutical pricing concerns presented modest headwinds at points during the period.

Top Contributors
↑	Arrowhead Pharmaceuticals Inc.
↑	Bridgebio Pharma Inc.
↑	Revolution Medicines Inc.

Top Detractors
↓	Novo Nordisk
↓	UnitedHealth Group Inc.
↓	Boston Scientific Corp.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE PERFORMANCE (Initial Investment of $10,000)
Tema Heart & Health ETF	PAGE 1	TSR-AR-87975E883

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/21/2023)
Tema Heart & Health ETF NAV	18.79	16.12
S&P 500® Total Return Index	16.99	21.57
Visit https://temaetfs.com/hrts for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$55,315,427
Number of Holdings	45
Net Advisory Fee	$396,841
Portfolio Turnover	40%
Visit https://temaetfs.com/hrts for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Eli Lilly & Co.	10.0%
Roche Holding AG	5.5%
Johnson & Johnson	4.9%
AstraZeneca PLC	4.8%
Merck & Co., Inc.	4.2%
Thermo Fisher Scientific, Inc.	4.0%
UnitedHealth Group, Inc.	3.8%
Gilead Sciences, Inc.	3.6%
Novartis AG	3.6%
Abbott Laboratories	3.4%

Top Sectors*	(% of net assets)
Health Care	99.2%
Cash & Other	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Fund Name Change:
On June 27, 2025 the  Tema GLP-1, Obesity & Cardiometabolic ETF was renamed Tema Heart & Health ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/hrts.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Heart & Health ETF	PAGE 2	TSR-AR-87975E883

Tema International Defense Innovation ETF
GDFN (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the  Tema International Defense Innovation ETF for the period of September 25, 2025, through February 28, 2026. You can find additional information about the Fund at https://temaetfs.com/army. You can also request this information by contacting us toll-free at 1-888-744-1377.
This report describes changes to the Fund that occurred.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema International Defense Innovation ETF	$30	0.68%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund launched during the annual period and therefore presents performance from inception rather than a full twelve-month return. Since inception, the Fund delivered a modest positive return (+7.82%), with the European defense complex experiencing a meaningful re-rating driven by heightened geopolitical developments and increased defense spending commitments, before partially consolidating those gains later in the period.

Top Contributors
↑	Kongsberg Gruppen ASA
↑	Indra Sistemas SA
↑	Elbit Systems Ltd.

Top Detractors
↓	Rocket Lab Corp.
↓	Aerovironment Inc.
↓	Hensoldt AG
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Tema International Defense Innovation ETF	PAGE 1	TSR-AR-87975E784

CUMULATIVE TOTAL RETURN (%)

Since Inception (09/25/2025)
Tema International Defense Innovation ETF NAV	7.82
S&P 500® Total Return Index	4.15
Visit https://temaetfs.com/army for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,374,111
Number of Holdings	33
Net Advisory Fee	$7,230
Portfolio Turnover	9%
Visit https://temaetfs.com/army for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Kongsberg Gruppen ASA	5.7%
Elbit Systems Ltd.	5.2%
Saab AB	4.6%
Indra Sistemas SA	4.5%
Dassault Aviation SA	4.4%
BAE Systems PLC	4.4%
Leonardo SpA	4.1%
Rheinmetall AG	4.0%
Thales SA	3.9%
Babcock International Group PLC	3.9%

Top Sectors*	(% of net assets)
Industrials	92.3%
Information Technology	6.3%
Cash & Other	1.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Fund Name and Ticker Change:
Effective March 25, 2026, Tema International Defense Innovation ETF changed its name to Tema International Defense ETF, and changed its ticker from GDFN to ARMY.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/army.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema International Defense Innovation ETF	PAGE 2	TSR-AR-87975E784

Tema International Durable Quality ETF
ITOL (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the  Tema International Durable Quality ETF for the period of September 11, 2025, through February 28, 2026. You can find additional information about the Fund at https://temaetfs.com/itol. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema International Durable Quality ETF	$29	0.60%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund launched during the annual period and therefore presents performance from inception rather than a full twelve-month return. Since inception, the Fund delivered a modest positive return (+9.18%), with its predominantly European and APAC quality-oriented holdings facing a more challenging environment than domestic US equities, reflecting uneven international earnings trends over the period.

Top Contributors
↑	Advantest Corp.
↑	Disco Corp.
↑	Schneider Electric SE

Top Detractors
↓	Icon PLC
↓	Intuit Inc.
↓	UBS Group
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Tema International Durable Quality ETF	PAGE 1	TSR-AR-87975E818

CUMULATIVE TOTAL RETURN (%)

Since Inception (09/11/2025)
Tema International Durable Quality ETF NAV	9.09
S&P 500® Total Return Index	5.89
Visit https://temaetfs.com/itol for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$545,458
Number of Holdings	41
Net Advisory Fee	$10,811
Portfolio Turnover	7%
Visit https://temaetfs.com/itol for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Advantest Corp.	5.7%
Safran SA	4.5%
Disco Corp.	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Wheaton Precious Metals Corp.	3.4%
Ferrovial SE	3.3%
Titan SA	3.2%
Schneider Electric SE	3.1%
NXP Semiconductors NV	3.0%
AstraZeneca PLC	2.8%

Top Sectors*	(% of net assets)
Industrials	22.1%
Financials	22.1%
Information Technology	19.0%
Materials	10.9%
Consumer Discretionary	8.5%
Health Care	8.1%
Consumer Staples	7.3%
Communication Services	0.5%
Cash & Other	1.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/itol.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema International Durable Quality ETF	PAGE 2	TSR-AR-87975E818

Tema Oncology ETF
CANC (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the  Tema Oncology ETF for the period of March 1, 2025, through February 28, 2026. You can find additional information about the Fund at https://temaetfs.com/canc. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Oncology ETF	$93	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
During the annual period, the Fund delivered strong positive performance (+47.42%), reflecting a favorable environment for oncology-focused names. Key tailwinds included positive clinical data flow, active merger and acquisition activity within the oncology space, and strong earnings from large-cap pharmaceutical holdings, while binary clinical risk among smaller-cap positions represented the primary source of volatility during the period.

Top Contributors
↑	Revolution Medicines Inc.
↑	Cogent Biosciences Inc.
↑	Merus NV

Top Detractors
↓	Zai Lab Ltd.
↓	Legend Biotech Corp.
↓	Janux Therapeautics Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
ANNUAL AVERAGE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/15/2023)
Tema Oncology ETF NAV	47.42	18.90
S&P 500® Total Return Index	16.99	19.90
Tema Oncology ETF	PAGE 1	TSR-AR-87975E701

Visit https://temaetfs.com/canc for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$159,877,544
Number of Holdings	56
Net Advisory Fee	$651,924
Portfolio Turnover	68%
Visit https://temaetfs.com/canc for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Revolution Medicines, Inc.	6.3%
Novartis AG	5.0%
Bridgebio Pharma, Inc.	4.8%
AstraZeneca PLC	4.6%
Eli Lilly & Co.	4.3%
Bristol-Myers Squibb Co.	4.2%
Roche Holding AG	4.1%
Merck & Co., Inc.	3.8%
Arcellx, Inc.	3.4%
Cogent Biosciences, Inc.	3.3%

Top Sectors*	(% of net assets)
Health Care	99.3%
Cash & Other	0.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/canc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Oncology ETF	PAGE 2	TSR-AR-87975E701

Tema S&P 500® Historical Weight ETF Strategy
DSPY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the  Tema S&P 500® Historical Weight ETF Strategy for the period of April 1, 2025, through February 28, 2026. You can find additional information about the Fund at https://temaetfs.com/dspy. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema S&P 500® Historical Weight ETF Strategy	$18	0.18%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.
**	Annualized
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund launched during the annual period and therefore presents performance from inception rather than a full twelve-month return. Since inception, the Fund delivered positive performance (+22.38%) consistent with its objective of reflecting the historical average weight of the constituents of the S&P 500, providing superior returns than equal-weight strategies in its peer group.

Top Contributors
↑	Nvidia Corp.
↑	Broadcom Inc.
↑	Alphabet Inc. - Class A

Top Detractors
↓	UnitedHealth Group Inc.
↓	Fiserv Inc.
↓	Salesforce Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Tema S&P 500® Historical Weight ETF Strategy	PAGE 1	TSR-AR-87975E826

CUMULATIVE TOTAL RETURN (%)

Since Inception (04/01/2025)
Tema S&P 500® Historical Weight ETF Strategy NAV	22.38
S&P 500® Total Return Index	23.98
Visit https://temaetfs.com/dspy for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$805,918,604
Number of Holdings	505
Net Advisory Fee	$714,308
Portfolio Turnover	1%
Visit https://temaetfs.com/dspy for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
NVIDIA Corp.	3.9%
Apple, Inc.	2.9%
Alphabet, Inc.	2.2%
Microsoft Corp.	2.0%
Amazon.com, Inc.	1.8%
Meta Platforms, Inc.	1.6%
Broadcom, Inc.	1.6%
Berkshire Hathaway, Inc.	1.4%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%

Top Sectors*	(% of net assets)
Information Technology	24.2%
Financials	14.6%
Health Care	12.2%
Industrials	12.0%
Consumer Discretionary	9.3%
Communication Services	7.2%
Consumer Staples	7.1%
Energy	4.6%
Utilities	3.1%
Cash & Other	5.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/dspy.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema S&P 500® Historical Weight ETF Strategy	PAGE 2	TSR-AR-87975E826

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations. There were no “Other services” provided by the principal accountant. For the fiscal year ended February 28, 2026, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/26	FYE 2/28/25
(a) Audit Fees	$85,500	$63,000
(b) Audit-Related Fees	None	None
(c) Tax Fees	$27,000	$21,000
(d) All Other Fees (Seed Audit)	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/26	FYE 2/28/25
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees, other than the tax services as noted above, billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 2/28/26	FYE 2/28/25
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows:

John Jacobs

Richard Keary

Robert Sherry

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements and
Additional Information
February 28, 2026

Tema Alternative Asset Managers ETF	| AAUM	| Cboe BZX Exchange, Inc.
Tema American Reshoring ETF	| RSHO	| NYSE Arca, Inc.
Tema Durable Quality ETF (formerly known as “Tema Monopolies and Oligopolies ETF”)	| TOLL	| Cboe BZX Exchange, Inc.
Tema Electrification ETF	| VOLT	| NASDAQ Stock Market LLC
Tema Heart & Health ETF (formerly known as “Tema GLP-1, Obesity & Cardiometabolic ETF”)	| HRTS	| NASDAQ Stock Market LLC
Tema International Defense Innovation ETF	| GDFN	| NASDAQ Stock Market LLC
Tema International Durable Quality ETF	| ITOL	| Cboe BZX Exchange, Inc.
Tema Oncology ETF	| CANC	| NASDAQ Stock Market LLC
Tema S&P 500® Historical Weight ETF Strategy	| DSPY	| NYSE Arca, Inc.

Tema Alternative Asset Managers ETF
Schedule of Investments
February 28, 2026

	Shares	Value
COMMON STOCKS - 98.9%
Capital Markets - 86.5%(a)
3i Group PLC	1,100	$49,246
Affiliated Managers Group, Inc.	252	77,157
Ares Management Corp. - Class A	839	93,976
Blackstone, Inc.	830	94,097
Blue Owl Capital, Inc. - Class A	7,756	81,826
Bridgepoint Group PLC(b)	18,310	62,182
Brookfield Asset Management Ltd. - Class A	2,189	102,336
Brookfield Corp. – Class A	2,709	118,763
Carlyle Group, Inc.	2,014	104,708
Cohen & Steers, Inc.	936	62,590
CVC Capital Partners PLC(b)	4,360	62,285
DigitalBridge Group, Inc. – Class A	3,013	46,551
EQT AB	3,452	107,106
Gimv NV	319	17,678
Hamilton Lane, Inc. - Class A	960	100,742
ICG PLC	4,031	91,210
KKR & Co., Inc.	1,086	95,221
Molten Ventures PLC(c)	4,480	27,893
Onex Corp.	830	61,718
Partners Group Holding AG	94	104,826
StepStone Group, Inc. - Class A	1,911	82,441
Tikehau Capital SCA	1,120	25,012
TPG, Inc. - Class A	2,179	94,612
		1,764,176
Financial Services - 11.5%
Apollo Global Management, Inc.	945	98,847
Eurazeo SE	380	22,370
Kinnevik AB - Class B(c)	2,202	15,572
Sofina SA	240	71,406
Wendel SE	260	27,296
		235,491
Metals & Mining - 0.9%
Wheaton Precious Metals Corp.	110	18,001
TOTAL COMMON STOCKS (Cost $2,452,779)		2,017,668
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
First American Treasury Obligations Fund - Class X, 3.60%(d)	18,283	18,283
TOTAL MONEY MARKET FUNDS (Cost $18,283)		18,283
TOTAL INVESTMENTS - 99.8% (Cost $2,471,062)		$2,035,951
Other Assets in Excess of Liabilities - 0.2%		3,520
TOTAL NET ASSETS - 100.0%		$2,039,471

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $124,467 or 6.1% of the Fund’s net assets.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

1

Tema American Reshoring ETF
Schedule of Investments
February 28, 2026

	Shares	Value
COMMON STOCKS - 98.8%
Building Products - 3.2%
Modine Manufacturing Co.(a)	37,336	$8,484,606
Chemicals - 4.0%
Linde PLC	19,683	10,000,539
Solstice Advanced Materials, Inc.	7,510	589,610
		10,590,149
Construction & Engineering - 3.9%
API Group Corp.(a)	233,093	10,363,315
Construction Materials - 1.9%
CRH PLC	42,937	5,151,581
Electrical Equipment - 20.4%
ABB Ltd.	100,188	9,358,786
Eaton Corp. PLC	28,820	10,834,014
Emerson Electric Co.	16,001	2,412,151
Powell Industries, Inc.	33,593	17,589,295
Rockwell Automation, Inc.	33,485	13,643,463
		53,837,709
Electronic Equipment, Instruments & Components - 5.9%
Cognex Corp.	288,356	15,686,566
Industrial Conglomerates - 3.9%
Honeywell International, Inc.	41,770	10,174,754
Machinery - 40.4%(b)
Atmus Filtration Technologies, Inc.	106,577	6,877,414
Caterpillar, Inc.	20,862	15,496,919
Gates Industrial Corp. PLC(a)	593,466	16,361,858
Ingersoll Rand, Inc.	129,984	12,236,694
Parker-Hannifin Corp.	11,165	11,267,495
SPX Technologies, Inc.(a)	48,675	11,046,304
Terex Corp.	217,014	14,928,393
Timken Co.	171,028	18,536,015
		106,751,092
Metals & Mining - 6.2%
ATI, Inc.(a)	84,936	13,894,680
Commercial Metals Co.	34,656	2,540,285
		16,434,965
Oil, Gas & Consumable Fuels - 0.7%
Expand Energy Corp.	17,309	1,867,987
Trading Companies & Distributors - 8.3%
Applied Industrial Technologies, Inc.	46,115	13,031,177
Fastenal Co.	54,007	2,486,482
Herc Holdings, Inc.	45,289	6,330,949
		21,848,608
TOTAL COMMON STOCKS (Cost $194,027,453)		261,191,332

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Treasury Obligations Fund - Class X, 3.60%(c)	2,845,076	$2,845,076
TOTAL MONEY MARKET FUNDS (Cost $2,845,076)		2,845,076
TOTAL INVESTMENTS - 99.9% (Cost $196,872,529)		$264,036,408
Other Assets in Excess of Liabilities - 0.1%		152,119
TOTAL NET ASSETS - 100.0%		$264,188,527

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

2

TEMA DURABLE QUALITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 7.7%
Airbus SE	3,272	$712,308
GE Aerospace	8,847	3,027,974
		3,740,282
Banks - 1.0%
JPMorgan Chase & Co.	1,624	487,687
Biotechnology - 4.4%
Gilead Sciences, Inc.	7,989	1,189,961
Vertex Pharmaceuticals, Inc.(a)	1,848	918,142
		2,108,103
Capital Markets - 16.8%
Cboe Global Markets, Inc.	6,984	2,093,244
CME Group, Inc.	4,231	1,351,805
Intercontinental Exchange, Inc.	6,590	1,081,617
Moody’s Corp.	2,900	1,385,011
MSCI, Inc.	2,397	1,370,677
S&P Global, Inc.	1,964	867,852
		8,150,206
Chemicals - 1.8%
Sherwin-Williams Co.	2,373	860,426
Construction & Engineering - 4.3%
Ferrovial SE	21,183	1,580,884
Vinci SA	3,036	504,918
		2,085,802
Construction Materials - 2.0%
Martin Marietta Materials, Inc.	1,414	956,670
Consumer Staples Distribution & Retail - 6.4%
Performance Food Group Co.(a)	21,398	2,076,890
US Foods Holding Corp.(a)	10,444	1,008,995
		3,085,885
Electric Utilities - 1.4%
Entergy Corp.	6,449	690,752
Electrical Equipment - 1.2%
Bloom Energy Corp. - Class A(a)	3,686	573,800
Electronic Equipment, Instruments & Components - 2.5%
Keysight Technologies, Inc.(a)	3,957	1,216,105
Financial Services - 7.7%
Mastercard, Inc. - Class A	1,736	897,877
Rocket Cos., Inc. - Class A	24,238	440,889
Visa, Inc. - Class A	7,411	2,372,557
		3,711,323
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc.(a)	2,648	503,385
IDEXX Laboratories, Inc.(a)	1,453	954,228
		1,457,613

	Shares	Value
Health Care Providers & Services - 1.5%
Elevance Health, Inc.	2,275	$728,000
Household Products - 1.1%
Church & Dwight Co., Inc.	5,083	533,003
Insurance - 1.7%
Aon PLC - Class A	2,521	845,720
Life Sciences Tools & Services - 4.9%
Thermo Fisher Scientific, Inc.	2,784	1,450,770
Waters Corp.(a)	2,864	914,705
		2,365,475
Machinery - 2.2%
Deere & Co.	1,710	1,076,804
Semiconductors & Semiconductor Equipment - 16.7%
Applied Materials, Inc.	3,442	1,281,456
Broadcom, Inc.	4,103	1,311,114
KLA Corp.	1,242	1,893,491
Lam Research Corp.	10,156	2,375,387
ON Semiconductor Corp.(a)	18,585	1,235,531
		8,096,979
Software - 8.5%
Fair Isaac Corp.(a)	750	1,057,020
Fortinet, Inc.(a)	17,604	1,391,244
Intuit, Inc.	1,209	494,517
Synopsys, Inc.(a)	2,835	1,173,690
		4,116,471
Transportation Infrastructure - 2.4%
Aena SME SA(b)	37,102	1,169,206
TOTAL COMMON STOCKS (Cost $42,071,284)		48,056,312
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Treasury Obligations Fund - Class X, 3.60%(c)	410,923	410,923
TOTAL MONEY MARKET FUNDS (Cost $410,923)		410,923
TOTAL INVESTMENTS - 100.0% (Cost $42,482,207)		$48,467,235
Other Assets in Excess of Liabilities - 0.0%(d)		3,286
TOTAL NET ASSETS - 100.0%		$48,470,521

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

3

TEMA DURABLE QUALITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $1,169,206 or 2.4% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

TEMA ELECTRIFICATION ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.4%
BWX Technologies, Inc.	52,241	$10,760,601
Building Products - 6.2%
Johnson Controls International PLC	96,469	13,920,477
Modine Manufacturing Co.(a)	58,738	13,348,210
		27,268,687
Construction & Engineering - 4.8%
Quanta Services, Inc.	37,857	21,316,520
Electric Utilities - 27.3%(b)
American Electric Power Co., Inc.	153,321	20,517,416
Entergy Corp.	159,689	17,104,289
Iberdrola SA	221,191	5,240,254
IDACORP, Inc.	110,469	15,904,222
NextEra Energy, Inc.	293,544	27,525,621
OGE Energy Corp.	305,504	15,012,467
PPL Corp.	243,405	9,487,927
Xcel Energy, Inc.	120,615	10,054,466
		120,846,662
Electrical Equipment - 30.7%(b)
ABB Ltd.	138,407	12,928,908
Bloom Energy Corp. - Class A(a)	62,799	9,775,920
Eaton Corp. PLC	38,600	14,510,512
GE Vernova, Inc.	20,346	17,774,266
Hubbell, Inc.	33,507	17,143,186
nVent Electric PLC	91,853	10,871,721
Powell Industries, Inc.	53,958	28,252,409
Schneider Electric SE	35,387	11,569,735
Vertiv Holdings Co. - Class A	51,131	13,032,781
		135,859,438
Electronic Equipment, Instruments & Components - 16.9%
Advanced Energy Industries, Inc.	36,016	12,085,889
Amphenol Corp. - Class A	125,915	18,391,145
Bel Fuse, Inc. - Class B	124,818	28,671,943
Itron, Inc.(a)	134,258	12,613,539
Mirion Technologies, Inc. – Class A(a)	145,795	3,150,630
		74,913,146
Independent Power and Renewable Electricity Producers - 1.0%
Capital Power Corp.	92,623	4,347,825
Machinery - 2.1%
Caterpillar, Inc.	12,167	9,038,013
Multi-Utilities - 3.6%
NiSource, Inc.	337,964	15,985,697

	Shares	Value
Oil, Gas & Consumable Fuels - 4.4%
Energy Transfer LP	870,063	$16,391,987
Expand Energy Corp.	29,955	3,232,744
		19,624,731
TOTAL COMMON STOCKS (Cost $352,259,695)		439,961,320
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 3.60%(c)	2,073,678	2,073,678
TOTAL MONEY MARKET FUNDS (Cost $2,073,678)		2,073,678
TOTAL INVESTMENTS - 99.9% (Cost $354,333,373)		$442,034,998
Other Assets in Excess of Liabilities - 0.1%		348,482
TOTAL NET ASSETS - 100.0%		$442,383,480

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

5

TEMA HEART & HEALTH ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 99.2%
Biotechnology - 29.5%(a)
AbbVie, Inc.	7,045	$1,635,004
Alnylam Pharmaceuticals, Inc.(b)	1,972	656,518
Amgen, Inc.	2,984	1,158,269
Arrowhead Pharmaceuticals, Inc.(b)	8,970	567,532
Ascendis Pharma AS - ADR(b)	1,777	414,930
Bridgebio Pharma, Inc.(b)	18,567	1,234,334
Cytokinetics, Inc.(b)	13,108	815,580
Gilead Sciences, Inc.	13,435	2,001,143
Insmed, Inc.(b)	4,417	659,591
Intellia Therapeutics, Inc.(b)	14,076	193,967
Ionis Pharmaceuticals, Inc.(b)	5,673	460,364
Madrigal Pharmaceuticals, Inc.(b)	1,551	670,032
Neurocrine Biosciences, Inc.(b)	2,387	315,681
Regeneron Pharmaceuticals, Inc.	1,426	1,114,661
Revolution Medicines, Inc.(b)	11,995	1,223,730
Scholar Rock Holding Corp.(b)	9,773	432,651
Vertex Pharmaceuticals, Inc.(b)	3,568	1,772,689
Viking Therapeutics, Inc.(b)	13,867	469,259
Xenon Pharmaceuticals, Inc.(b)	4,877	210,833
Zealand Pharma AS(b)	5,363	308,536
		16,315,304
Health Care Equipment & Supplies - 14.3%
Abbott Laboratories	16,017	1,863,578
Boston Scientific Corp.(b)	17,749	1,364,011
Dexcom, Inc.(b)	11,549	848,043
Edwards Lifesciences Corp.(b)	11,887	1,027,869
Insulet Corp.(b)	2,871	708,017
Intuitive Surgical, Inc.(b)	1,610	810,651
Medtronic PLC	13,377	1,306,398
		7,928,567
Health Care Providers & Services - 6.0%
McKesson Corp.	1,210	1,194,718
UnitedHealth Group, Inc.	7,253	2,127,087
		3,321,805
Life Sciences Tools & Services - 7.4%
Danaher Corp.	7,657	1,612,870
Gubra AS	4,545	281,026
Thermo Fisher Scientific, Inc.	4,239	2,208,985
		4,102,881
Pharmaceuticals - 42.0%(a)
AstraZeneca PLC	12,706	2,661,303
Bristol-Myers Squibb Co.	19,189	1,196,818
Chugai Pharmaceutical Co. Ltd.	16,971	1,136,182
Crinetics Pharmaceuticals, Inc.(b)	8,655	355,721
Eli Lilly & Co.	5,263	5,536,623
Johnson & Johnson	10,810	2,685,528
Merck & Co., Inc.	18,918	2,342,427
Novartis AG	11,781	1,999,636
Novo Nordisk AS – Class A	31,589	1,188,409

	Shares	Value
Roche Holding AG - ADR	50,740	$3,021,567
Structure Therapeutics, Inc. - ADR(b)	3,395	213,817
Teva Pharmaceutical Industries Ltd. - ADR(b)	26,392	893,633
		23,231,664
TOTAL COMMON STOCKS (Cost $48,276,593)		54,900,221
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Treasury Obligations Fund - Class X, 3.60%(c)	325,513	325,513
TOTAL MONEY MARKET FUNDS (Cost $325,513)		325,513
TOTAL INVESTMENTS - 99.8% (Cost $48,602,106)		$55,225,734
Other Assets in Excess of Liabilities - 0.2%		89,693
TOTAL NET ASSETS - 100.0%		$55,315,427

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

6

TEMA INTERNATIONAL DEFENSE INNOVATION ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 88.7%(a)
AeroVironment, Inc.(b)	135	$34,054
Airbus SE	210	45,717
Avio SpA	336	14,035
Avon Technologies PLC	725	17,958
Babcock International Group PLC	2,922	53,240
BAE Systems PLC	2,108	59,999
Boeing Co.(b)	65	14,789
Chemring Group PLC	7,307	52,585
CSG NV(b)	1,407	52,918
Dassault Aviation SA	151	60,413
Elbit Systems Ltd.	93	71,218
General Dynamics Corp.	45	16,067
Hensoldt AG	570	50,109
Kongsberg Gruppen ASA	1,925	78,107
L3Harris Technologies, Inc.	63	22,966
Leonardo DRS, Inc.	370	16,054
Leonardo SpA	836	56,108
Lockheed Martin Corp.	40	26,323
MTU Aero Engines AG	96	41,449
Northrop Grumman Corp.	25	18,109
QinetiQ Group PLC	7,801	53,091
Rheinmetall AG	28	55,037
Rocket Lab Corp.(b)	673	46,504
Rolls-Royce Holdings PLC(b)	2,570	46,185
RTX Corp.	100	20,262
Saab AB – Class B	880	63,693
Safran SA	100	40,174
Thales SA	178	53,612
Tkms AG& Co. KGaA(b)	338	38,321
		1,219,097
IT Services - 4.5%
Indra Sistemas SA	825	61,170
Machinery - 3.6%
RENK Group AG	737	49,577
Software - 1.9%
Palantir Technologies, Inc. - Class A(b)	190	26,066
TOTAL COMMON STOCKS (Cost $1,284,192)		1,355,910

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
First American Treasury Obligations Fund - Class X, 3.60%(c)	12,320	$12,320
TOTAL MONEY MARKET FUNDS (Cost $12,320)		12,320
TOTAL INVESTMENTS - 99.6% (Cost $1,296,512)		$1,368,230
Other Assets in Excess of Liabilities - 0.4%		5,881
TOTAL NET ASSETS - 100.0%		$1,374,111

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

7

TEMA INTERNATIONAL DURABLE QUALITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 6.7%
Airbus SE	54	$11,756
Safran SA	61	24,506
		36,262
Banks - 6.7%
CaixaBank SA	1,186	14,742
NatWest Group PLC	1,000	8,342
UniCredit SpA	160	13,690
		36,774
Broadline Retail - 3.2%
MercadoLibre, Inc.(a)	6	10,545
Sea Ltd. - ADR – Class A(a)	64	6,941
		17,486
Capital Markets - 11.8%
Deutsche Boerse AG	53	14,554
Euronext NV(b)	90	14,888
London Stock Exchange Group PLC	104	12,418
S&P Global, Inc.	22	9,721
UBS Group AG	310	12,907
		64,488
Chemicals - 1.8%
Air Liquide SA	47	9,899
Construction & Engineering - 5.4%
Ferrovial SE	244	18,210
Vinci SA	68	11,309
		29,519
Construction Materials - 5.7%
Buzzi Spa	232	13,427
Titan SA	283	17,555
		30,982
Consumer Staples Distribution & Retail - 2.7%
Performance Food Group Co.(a)	151	14,656
Electrical Equipment - 3.1%
Schneider Electric SE	52	17,001
Electronic Equipment, Instruments & Components - 1.3%
Keyence Corp.	16	6,768
Entertainment - 0.5%
Nintendo Co. Ltd.	50	2,880
Financial Services - 1.0%
Wise PLC - Class A(a)	479	5,555
Food Products - 2.3%
Kotobuki Spirits Co. Ltd.	1,000	12,727
Health Care Equipment & Supplies - 0.8%
Straumann Holding AG	38	4,577

	Shares	Value
Hotels, Restaurants & Leisure - 2.6%
Amadeus IT Group SA	229	$14,271
Industrial Conglomerates - 2.5%
Hitachi Ltd.	400	13,386
Insurance - 2.5%
Aon PLC - Class A	41	13,754
Metals & Mining - 3.5%
Wheaton Precious Metals Corp.	115	18,820
Passenger Airlines - 2.1%
Ryanair Holdings PLC	352	11,405
Personal Care Products - 2.3%
L’Oreal SA	27	12,678
Pharmaceuticals - 7.2%
AstraZeneca PLC	74	15,500
Novartis AG	90	15,276
Teva Pharmaceutical Industries Ltd. - ADR(a)	254	8,600
		39,376
Semiconductors & Semiconductor Equipment - 16.9%
Advantest Corp.	182	31,292
Disco Corp.	50	24,173
NXP Semiconductors NV	71	16,118
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	55	20,602
		92,185
Software - 0.9%
Intuit, Inc.	12	4,908
Textiles, Apparel & Luxury Goods - 2.7%
Hermes International SCA	6	14,526
Transportation Infrastructure - 2.4%
Aena SME SA(b)	419	13,204
TOTAL COMMON STOCKS (Cost $478,725)		538,087
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%
First American Treasury Obligations Fund - Class X, 3.60%(c)	7,004	7,004
TOTAL MONEY MARKET FUNDS (Cost $7,004)		7,004
TOTAL INVESTMENTS - 99.9% (Cost $485,729)		$545,091
Other Assets in Excess of Liabilities - 0.1%		367
TOTAL NET ASSETS - 100.0%		$545,458

The accompanying notes are an integral part of these financial statements.

8

TEMA INTERNATIONAL DURABLE QUALITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $28,092 or 5.1% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

9

TEMA ONCOLOGY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 99.3%
Biotechnology - 65.9%(a)
AbbVie, Inc.	16,712	$3,878,521
Amgen, Inc.	10,122	3,928,956
AnaptysBio, Inc.(b)	28,657	1,577,568
Arcellx, Inc.(b)	48,346	5,501,291
Arcus Biosciences, Inc.(b)	45,953	936,063
Argenx SE - ADR(b)	1,663	1,275,388
ArriVent Biopharma, Inc.(b)	40,743	935,867
BeOne Medicines Ltd. - ADR(b)	8,960	2,840,230
Bridgebio Pharma, Inc.(b)	114,318	7,599,861
Celcuity, Inc.(b)	35,371	3,951,294
CG oncology, Inc.(b)	45,885	2,698,038
Cogent Biosciences, Inc.(b)	135,358	5,258,658
Compass Therapeutics, Inc.(b)	127,476	720,239
Corvus Pharmaceuticals, Inc.(b)	82,148	1,500,022
Cullinan Therapeutics, Inc.(b)	47,065	729,507
Day One Biopharmaceuticals, Inc.(b)	121,928	1,292,437
Erasca, Inc.(b)	169,487	2,315,192
Exelixis, Inc.(b)	79,639	3,508,894
Genmab AS - ADR(b)	169,724	4,996,675
Gilead Sciences, Inc.	9,272	1,381,064
Halozyme Therapeutics, Inc.(b)	29,868	2,076,722
Ideaya Biosciences, Inc.(b)	89,238	2,873,464
Immunocore Holdings PLC - ADR(b)	28,275	913,282
Immunome, Inc.(b)	195,451	4,272,559
Janux Therapeutics, Inc.(b)	47,193	642,297
Legend Biotech Corp. - ADR(b)	115,409	2,192,771
Monte Rosa Therapeutics, Inc.(b)	45,524	808,051
Natera, Inc.(b)	3,049	634,314
Nurix Therapeutics, Inc.(b)	97,555	1,557,953
Nuvalent, Inc. - Class A(b)	49,239	5,019,916
Olema Pharmaceuticals, Inc.(b)	56,608	1,369,914
ORIC Pharmaceuticals, Inc.(b)	35,407	476,224
Regeneron Pharmaceuticals, Inc.	1,982	1,549,270
Relay Therapeutics, Inc.(b)	142,040	1,457,330
Revolution Medicines, Inc.(b)	98,581	10,057,234
Summit Therapeutics, Inc.(b)	110,918	1,840,130
Syndax Pharmaceuticals, Inc.(b)	127,353	2,764,834
Tyra Biosciences, Inc.(b)	28,438	947,270
UroGen Pharma Ltd.(b)	67,164	1,457,459
Xencor, Inc.(b)	76,928	982,371
Zai Lab Ltd. - ADR(b)	121,279	2,330,982
Zymeworks, Inc.(b)	96,723	2,252,679
		105,302,791
Health Care Providers & Services - 0.6%
Guardant Health, Inc.(b)	10,008	939,751
Pharmaceuticals - 32.8%(a)
Arvinas, Inc.(b)	45,326	601,476
AstraZeneca PLC	35,320	7,397,860
Bristol-Myers Squibb Co.	108,187	6,747,623
Chugai Pharmaceutical Co. Ltd.	30,652	2,052,103

	Shares	Value
Eli Lilly & Co.	6,565	$6,906,314
HUTCHMED China Ltd. - ADR(b)	62,129	890,309
Johnson & Johnson	16,257	4,038,726
Merck & Co., Inc.	49,630	6,145,187
Novartis AG	46,684	7,923,863
Nuvation Bio, Inc. – Class A(b)	362,046	2,139,692
Roche Holding AG - ADR	108,952	6,488,092
Terns Pharmaceuticals, Inc.(b)	28,018	1,180,118
		52,511,363
TOTAL COMMON STOCKS (Cost $121,116,671)		158,753,905
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Treasury Obligations Fund - Class X, 3.60%(c)	1,026,901	1,026,901
TOTAL MONEY MARKET FUNDS (Cost $1,026,901)		1,026,901
TOTAL INVESTMENTS - 99.9% (Cost $122,143,572)		$159,780,806
Other Assets in Excess of Liabilities - 0.1%		96,738
TOTAL NET ASSETS - 100.0%		$159,877,544

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

10

Tema S&P 500® Historical Weight ETF Strategy
Schedule of Investments
February 28, 2026

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 3.3%
Axon Enterprise, Inc.(a)	1,170	$634,608
Boeing Co.(a)	12,723	2,894,864
General Dynamics Corp.	3,867	1,380,713
GE Aerospace	19,709	6,745,602
Howmet Aerospace, Inc.	12,391	3,253,009
Huntington Ingalls Industries, Inc.	1,492	663,224
L3Harris Technologies, Inc.	2,711	988,268
Lockheed Martin Corp.	3,188	2,097,959
Northrop Grumman Corp.	2,119	1,534,961
RTX Corp.	25,254	5,116,966
Textron, Inc.	3,463	341,625
TransDigm Group, Inc.	848	1,104,766
		26,756,565
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	1,227	227,302
Expeditors International of Washington, Inc.	1,924	279,037
FedEx Corp.	3,150	1,219,050
United Parcel Service, Inc. - Class B	13,026	1,510,495
		3,235,884
Automobile Components - 0.0%(b)
Aptiv PLC(a)	3,741	275,113
Automobiles - 1.6%
Ford Motor Co.	55,346	779,825
General Motors Co.	14,397	1,133,188
Tesla, Inc.(a)	27,593	11,106,458
		13,019,471
Banks - 3.9%
Bank of America Corp.	122,832	6,120,719
Citigroup, Inc.	32,871	3,622,055
Citizens Financial Group, Inc.	7,680	462,259
Fifth Third Bancorp	12,183	602,693
Huntington Bancshares, Inc.	26,679	448,207
JPMorgan Chase & Co.	34,480	10,354,344
KeyCorp	17,495	362,846
M&T Bank Corp.	1,969	427,234
PNC Financial Services Group, Inc.	6,225	1,321,879
Regions Financial Corp.	11,913	331,539
Truist Financial Corp.	22,491	1,109,031
US Bancorp	26,630	1,455,596
Wells Fargo & Co.	63,475	5,170,039
		31,788,441
Beverages - 1.6%
Brown-Forman Corp. - Class B	2,580	74,459
Coca-Cola Co.	74,900	6,108,844
Constellation Brands, Inc. - Class A	2,637	416,277
Keurig Dr Pepper, Inc.	25,004	757,121
Molson Coors Beverage Co. - Class B	2,652	129,921
Monster Beverage Corp.(a)	13,961	1,190,873
PepsiCo, Inc.	25,762	4,372,842
		13,050,337

	Shares	Value
Biotechnology - 2.2%
AbbVie, Inc.	30,141	$6,995,123
Amgen, Inc.	8,812	3,420,466
Biogen, Inc.(a)	2,623	503,144
Gilead Sciences, Inc.	20,660	3,077,307
Incyte Corp.(a)	2,555	258,745
Moderna, Inc.(a)	6,156	329,777
Regeneron Pharmaceuticals, Inc.	1,804	1,410,132
Vertex Pharmaceuticals, Inc.(a)	4,043	2,008,684
		18,003,378
Broadline Retail - 1.9%
Amazon.com, Inc.(a)	70,961	14,901,810
eBay, Inc.	7,782	707,073
		15,608,883
Building Products - 0.7%
A.O. Smith Corp. – Class A	1,120	87,360
Allegion PLC	784	126,342
Builders FirstSource, Inc.(a)	1,251	130,467
Carrier Global Corp.	15,928	1,025,763
Johnson Controls International PLC	10,548	1,522,076
Lennox International, Inc.	296	168,702
Masco Corp.	3,359	240,572
Trane Technologies PLC	4,690	2,168,281
		5,469,563
Capital Markets - 3.9%
Ameriprise Financial, Inc.	1,474	692,957
Ares Management Corp. - Class A	3,476	389,347
Bank of New York Mellon Corp.	10,610	1,263,651
Blackrock, Inc.	2,357	2,506,033
Blackstone, Inc.	12,474	1,414,177
Cboe Global Markets, Inc.	1,341	401,925
Charles Schwab Corp.	28,566	2,719,483
CME Group, Inc. – Class A	5,421	1,732,009
Coinbase Global, Inc. - Class A(a)	3,967	697,597
FactSet Research Systems, Inc.	619	134,205
Franklin Resources, Inc.	5,188	137,690
Goldman Sachs Group, Inc.	5,939	5,104,986
Interactive Brokers Group, Inc. - Class A	5,977	425,503
Intercontinental Exchange, Inc.	8,898	1,460,429
Invesco Ltd.	7,453	195,716
KKR & Co., Inc.	12,036	1,055,316
Moody’s Corp.	2,337	1,116,128
Morgan Stanley	21,821	3,633,415
MSCI, Inc.	1,209	691,342
Nasdaq, Inc.	7,405	648,530
Northern Trust Corp.	2,876	411,527
Raymond James Financial, Inc.	4,371	669,113
Robinhood Markets, Inc. - Class A(a)	12,984	984,836
S&P Global, Inc.	5,067	2,239,006
State Street Corp.	3,859	496,345
T Rowe Price Group, Inc.	2,634	249,255
		31,470,521

The accompanying notes are an integral part of these financial statements.

11

Tema S&P 500® Historical Weight ETF Strategy
Schedule of Investments
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Chemicals - 1.5%
Air Products and Chemicals, Inc.	3,637	$1,002,612
Albemarle Corp.	1,641	293,198
CF Industries Holdings, Inc.	11,982	1,192,688
Corteva, Inc.	9,731	779,648
Dow, Inc.	13,184	405,144
DuPont de Nemours, Inc.	9,426	471,677
Ecolab, Inc.	3,807	1,173,888
International Flavors & Fragrances, Inc.	4,631	380,807
Linde PLC	8,359	4,247,041
LyondellBasell Industries NV - Class A	4,382	252,053
Mosaic Co.	5,759	160,331
PPG Industries, Inc.	4,146	511,077
Sherwin-Williams Co.	3,553	1,288,282
		12,158,446
Commercial Services & Supplies - 0.5%
Cintas Corp.	5,101	1,025,964
Copart, Inc.(a)	12,502	476,201
Republic Services, Inc.	2,990	684,710
Rollins, Inc.	4,134	251,719
Veralto Corp.	4,437	432,297
Waste Management, Inc.	5,775	1,390,851
		4,261,742
Communications Equipment - 1.5%
Arista Networks, Inc.(a)	26,168	3,493,428
Ciena Corp.(a)	681	237,465
Cisco Systems, Inc.	80,067	6,362,124
F5, Inc.(a)	590	160,102
Motorola Solutions, Inc.	3,018	1,455,461
		11,708,580
Construction & Engineering - 0.5%
Comfort Systems USA, Inc.	499	713,256
EMCOR Group, Inc.	602	436,221
Quanta Services, Inc.	5,342	3,007,973
		4,157,450
Construction Materials - 0.3%
CRH PLC	9,494	1,139,090
Martin Marietta Materials, Inc.	862	583,203
Vulcan Materials Co.	1,808	560,480
		2,282,773
Consumer Finance - 0.7%
American Express Co.	9,340	2,885,126
Capital One Financial Corp.	10,107	1,977,333
Synchrony Financial	6,399	442,235
		5,304,694
Consumer Staples Distribution & Retail - 2.6%
Costco Wholesale Corp.	7,322	7,401,004
Dollar General Corp.	4,620	721,829
Dollar Tree, Inc.(a)	2,027	256,375
Kroger Co.	25,322	1,727,973

	Shares	Value
Sysco Corp.	9,216	$840,131
Target Corp.	8,164	928,981
Walmart, Inc.	73,228	9,369,523
		21,245,816
Containers & Packaging - 0.3%
Amcor PLC	8,117	393,106
Avery Dennison Corp.	1,164	228,551
Ball Corp.	5,257	352,902
International Paper Co.	9,734	423,916
Packaging Corp. of America	811	188,266
Smurfit Westrock PLC	9,559	449,369
		2,036,110
Distributors - 0.1%
Genuine Parts Co.	5,235	624,326
Pool Corp.	83	18,856
		643,182
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	136,768	3,830,871
Comcast Corp. - Class A	62,258	1,927,508
Verizon Communications, Inc.	74,157	3,718,232
		9,476,611
Electric Utilities - 2.0%
Alliant Energy Corp.	2,187	158,208
American Electric Power Co., Inc.	9,419	1,260,451
Constellation Energy Corp.	5,008	1,652,039
Duke Energy Corp.	13,144	1,719,892
Edison International	7,021	524,750
Entergy Corp.	7,397	792,293
Evergy, Inc.	3,500	292,810
Eversource Energy	6,923	527,602
Exelon Corp.	17,884	884,721
FirstEnergy Corp.	10,312	527,562
NextEra Energy, Inc.	33,692	3,159,299
NRG Energy, Inc.	2,612	467,443
PG&E Corp.	40,038	760,722
Pinnacle West Capital Corp.	1,085	108,825
PPL Corp.	13,679	533,207
Southern Co.	18,220	1,774,264
Xcel Energy, Inc.	8,466	705,726
		15,849,814
Electrical Equipment - 1.2%
AMETEK, Inc.	3,610	863,584
Eaton Corp. PLC	5,865	2,204,771
Emerson Electric Co.	8,390	1,264,793
GE Vernova, Inc.	4,908	4,287,629
Generac Holdings, Inc.(a)	527	118,770
Hubbell, Inc.	641	327,955
Rockwell Automation, Inc.	1,581	644,178
		9,711,680

The accompanying notes are an integral part of these financial statements.

12

Tema S&P 500® Historical Weight ETF Strategy
Schedule of Investments
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	20,031	$2,925,728
CDW Corp.	1,870	229,337
Corning, Inc.	12,382	1,862,005
Jabil, Inc.	1,123	297,583
Keysight Technologies, Inc.(a)	2,651	814,732
TE Connectivity PLC	4,441	1,022,096
Teledyne Technologies, Inc.(a)	779	530,577
Zebra Technologies Corp. - Class A(a)	903	202,236
		7,884,294
Energy Equipment & Services - 0.5%
Baker Hughes Co.	28,436	1,855,733
Halliburton Co.	15,978	575,208
SLB Ltd.	26,194	1,344,800
		3,775,741
Entertainment - 1.7%
Electronic Arts, Inc.	3,389	679,732
Live Nation Entertainment, Inc.(a)	2,345	380,218
Netflix, Inc.(a)	75,947	7,309,139
Take-Two Interactive Software, Inc.(a)	2,512	531,238
TKO Group Holdings, Inc. – Class A	466	104,324
Walt Disney Co.	33,253	3,526,148
Warner Bros Discovery, Inc.(a)	40,983	1,154,491
		13,685,290
Financial Services - 3.9%
Apollo Global Management, Inc.	7,889	825,189
Berkshire Hathaway, Inc. - Class B(a)	22,211	11,215,444
Block, Inc. – Class A(a)	10,124	644,899
Corpay, Inc.(a)	1,275	414,503
Fidelity National Information Services, Inc.	9,670	492,783
Fiserv, Inc.(a)	9,974	621,280
Global Payments, Inc.	4,338	331,684
Jack Henry & Associates, Inc.	513	83,342
Mastercard, Inc. - Class A	13,727	7,099,742
PayPal Holdings, Inc.	16,348	755,441
Visa, Inc. - Class A	26,751	8,564,065
		31,048,372
Food Products - 0.6%
Archer-Daniels-Midland Co.	6,470	446,689
Bunge Global SA	1,557	187,852
Campbell’s Co.	2,967	79,961
Conagra Brands, Inc.	7,801	150,169
General Mills, Inc.	9,964	450,672
Hershey Co.	2,212	522,651
Hormel Foods Corp.	3,808	97,485
J M Smucker Co.	1,894	219,609
Kraft Heinz Co.	15,838	389,773
Lamb Weston Holdings, Inc.	1,215	58,551
McCormick & Co., Inc.	4,620	328,205

	Shares	Value
Mondelez International, Inc. - Class A	21,571	$1,328,342
Tyson Foods, Inc. - Class A	4,951	321,765
		4,581,724
Gas Utilities - 0.1%
Atmos Energy Corp.	5,305	990,921
Ground Transportation - 1.1%
CSX Corp.	28,241	1,205,608
JB Hunt Transport Services, Inc.	2,276	531,241
Norfolk Southern Corp.	3,364	1,058,786
Old Dominion Freight Line, Inc.	3,556	722,046
Uber Technologies, Inc.(a)	37,627	2,837,828
Union Pacific Corp.	9,923	2,629,397
		8,984,906
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	32,891	3,826,868
Align Technology, Inc.(a)	1,079	205,118
Baxter International, Inc.	9,548	194,493
Becton Dickinson & Co.	4,559	804,572
Boston Scientific Corp.(a)	23,717	1,822,651
Cooper Cos., Inc.(a)	2,975	248,918
Dexcom, Inc.(a)	7,407	543,896
Edwards Lifesciences Corp.(a)	9,738	842,045
GE HealthCare Technologies, Inc.	7,676	646,857
Hologic, Inc.(a)	3,319	250,120
IDEXX Laboratories, Inc.(a)	2,807	1,843,441
Insulet Corp.(a)	982	242,171
Intuitive Surgical, Inc.(a)	5,908	2,974,737
Medtronic PLC	19,525	1,906,812
ResMed, Inc.	2,101	538,402
Solventum Corp.(a)	1,107	82,139
STERIS PLC	1,224	308,876
Stryker Corp.	5,547	2,149,241
Zimmer Biomet Holdings, Inc.	2,992	294,533
		19,725,890
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	10,140	2,324,392
Cencora, Inc.	6,516	2,424,864
Centene Corp.(a)	8,367	375,511
Cigna Group	4,119	1,193,769
CVS Health Corp.	20,668	1,651,373
DaVita, Inc.(a)	156	24,383
Elevance Health, Inc.	3,880	1,241,600
HCA Healthcare, Inc.	3,324	1,760,723
Henry Schein, Inc.(a)	737	60,721
Humana, Inc.	1,922	366,218
Labcorp Holdings, Inc.	1,758	508,273
McKesson Corp.	1,873	1,849,344
Molina Healthcare, Inc.(a)	890	137,104
Quest Diagnostics, Inc.	1,369	290,105
UnitedHealth Group, Inc.	16,766	4,916,965
Universal Health Services, Inc. - Class B	432	89,035
		19,214,380

The accompanying notes are an integral part of these financial statements.

13

Tema S&P 500® Historical Weight ETF Strategy
Schedule of Investments
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. - Class A(a)	6,250	$844,437
Booking Holdings, Inc.	539	2,285,010
Carnival Corp.	18,478	582,981
Chipotle Mexican Grill, Inc.(a)	23,757	884,236
Darden Restaurants, Inc.	2,526	540,185
Domino’s Pizza, Inc.	180	72,452
DoorDash, Inc. - Class A(a)	5,798	1,023,173
Expedia Group, Inc. – Class A	1,686	363,653
Hilton Worldwide Holdings, Inc.	3,515	1,095,907
Las Vegas Sands Corp.	6,099	345,935
Marriott International Inc. - Class A	7,563	2,584,504
McDonald’s Corp.	13,449	4,586,916
MGM Resorts International(a)	2,718	100,185
Norwegian Cruise Line Holdings Ltd.(a)	5,857	145,195
Royal Caribbean Cruises Ltd.	4,441	1,380,973
Starbucks Corp.	18,128	1,776,907
Wynn Resorts Ltd.	714	77,248
Yum! Brands, Inc.	4,284	720,397
		19,410,294
Household Durables - 0.5%
DR Horton, Inc.	3,985	639,154
Garmin Ltd.	5,136	1,298,535
Lennar Corp. - Class A	9,202	1,052,341
NVR, Inc.(a)	42	315,747
PulteGroup, Inc.	4,048	555,386
		3,861,163
Household Products - 1.2%
Church & Dwight Co., Inc.	4,113	431,289
Clorox Co.	2,188	278,226
Colgate-Palmolive Co.	12,021	1,191,762
Kimberly-Clark Corp.	6,134	683,573
Procter & Gamble Co.	43,711	7,308,479
		9,893,329
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	11,520	199,065
Vistra Corp.	5,265	915,531
		1,114,596
Industrial Conglomerates - 0.5%
3M Co.	8,703	1,438,780
Honeywell International, Inc.	10,004	2,436,874
		3,875,654
Insurance - 2.3%
Aflac, Inc.	7,550	852,621
Allstate Corp.	3,908	838,344
American International Group, Inc.	13,636	1,097,562
Aon PLC - Class A	3,268	1,096,316
Arch Capital Group Ltd.(a)	6,887	689,733
Arthur J Gallagher & Co.	3,856	879,939
Assurant, Inc.	227	52,117

	Shares	Value
Brown & Brown, Inc.	4,290	$308,108
Chubb Ltd.	7,086	2,415,334
Cincinnati Financial Corp.	2,180	357,476
Erie Indemnity Co. - Class A	107	28,830
Everest Group Ltd.	1,090	365,684
Globe Life, Inc.	1,256	182,447
Hartford Insurance Group, Inc.	4,428	623,595
Loews Corp.	2,192	241,164
Marsh & McLennan Cos., Inc.	9,135	1,705,870
MetLife, Inc.	8,064	581,172
Principal Financial Group, Inc.	5,269	502,768
Progressive Corp.	9,105	1,945,374
Prudential Financial, Inc.	6,487	638,191
Travelers Cos., Inc.	3,373	1,041,043
W.R. Berkley Corp.	19,805	1,420,019
Willis Towers Watson PLC	1,336	407,707
		18,271,414
Interactive Media & Services - 3.8%
Alphabet, Inc. - Class A	31,662	9,870,945
Alphabet, Inc. - Class C	25,679	7,997,211
Match Group, Inc.	3,423	108,167
Meta Platforms, Inc. - Class A	19,683	12,758,127
		30,734,450
IT Services - 1.0%
Accenture PLC - Class A	10,622	2,217,024
Akamai Technologies, Inc.(a)	1,515	149,061
Cognizant Technology Solutions Corp. - Class A	8,536	549,974
EPAM Systems, Inc.(a)	895	126,195
Gartner, Inc.(a)	1,392	218,822
GoDaddy, Inc. - Class A(a)	2,105	183,472
International Business Machines Corp.	17,707	4,253,398
VeriSign, Inc.	1,023	233,183
		7,931,129
Leisure Products - 0.0%(b)
Hasbro, Inc.	2,034	202,566
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	4,613	559,926
Bio-Techne Corp.	2,237	131,983
Charles River Laboratories International, Inc.(a)	130	23,204
Danaher Corp.	10,315	2,172,752
IQVIA Holdings, Inc.(a)	2,721	486,542
Mettler-Toledo International, Inc.(a)	265	362,173
Revvity, Inc.	1,662	163,391
Thermo Fisher Scientific, Inc.	6,718	3,500,817
Waters Corp.(a)	1,416	452,251
West Pharmaceutical Services, Inc.	3,265	830,420
		8,683,459
Machinery - 2.4%
Caterpillar, Inc.	8,571	6,366,796
Cummins, Inc.	2,115	1,234,885

The accompanying notes are an integral part of these financial statements.

14

Tema S&P 500® Historical Weight ETF Strategy
Schedule of Investments
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery - (Continued)
Deere & Co.	4,184	$2,634,707
Dover Corp.	2,405	542,327
Fortive Corp.	5,379	318,437
IDEX Corp.	361	75,619
Illinois Tool Works, Inc.	4,057	1,179,086
Ingersoll Rand, Inc.	6,603	621,606
Nordson Corp.	311	91,260
Otis Worldwide Corp.	5,354	495,566
PACCAR, Inc.	7,684	968,875
Parker-Hannifin Corp.	1,999	2,017,351
Pentair PLC	2,438	241,825
Snap-on, Inc.	467	179,898
Stanley Black & Decker, Inc.	2,771	239,664
Westinghouse Air Brake Technologies Corp.	7,788	2,055,643
Xylem, Inc.	3,365	435,969
		19,699,514
Media - 0.3%
Charter Communications, Inc. - Class A(a)	1,740	408,256
Fox Corp. - Class A	3,409	192,063
Fox Corp. - Class B	2,065	106,823
News Corp. - Class A	29,789	723,575
News Corp. - Class B	14,388	385,311
Omnicom Group, Inc.	6,939	591,827
Paramount Skydance Corp. – Class A	940	12,699
Trade Desk, Inc. - Class A(a)	7,615	181,389
		2,601,943
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	24,413	1,662,037
Newmont Corp.	16,741	2,176,330
Nucor Corp.	6,495	1,148,836
Steel Dynamics, Inc.	2,054	396,689
		5,383,892
Multi-Utilities - 0.8%
Ameren Corp.	4,709	533,436
CenterPoint Energy, Inc.	13,174	573,069
CMS Energy Corp.	3,234	252,478
Consolidated Edison, Inc.	6,323	711,464
Dominion Energy, Inc.	12,235	772,518
DTE Energy Co.	3,381	501,199
NiSource, Inc.	7,819	369,839
Public Service Enterprise Group, Inc.	8,794	756,900
Sempra	11,046	1,063,398
WEC Energy Group, Inc.	5,210	609,362
		6,143,663
Oil, Gas & Consumable Fuels - 4.2%
APA Corp.	6,009	182,493
Chevron Corp.	35,808	6,687,502
ConocoPhillips	19,062	2,162,775

	Shares	Value
Coterra Energy, Inc.	13,756	$420,796
Devon Energy Corp.	13,276	577,904
Diamondback Energy, Inc.	6,943	1,208,637
EOG Resources, Inc.	9,337	1,158,535
EQT Corp.	11,179	686,614
Expand Energy Corp.	3,207	346,100
Exxon Mobil Corp.	68,098	10,384,945
Kinder Morgan, Inc.	49,392	1,643,272
Marathon Petroleum Corp.	4,525	896,900
Occidental Petroleum Corp.	12,915	685,528
ONEOK, Inc.	10,976	908,484
Phillips 66	6,906	1,065,803
Targa Resources Corp.	3,060	721,548
Texas Pacific Land Corp.	576	301,991
Valero Energy Corp.	9,793	2,004,040
Williams Cos., Inc.	20,899	1,561,573
		33,605,440
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	11,272	740,570
Southwest Airlines Co.	9,287	457,478
United Airlines Holdings, Inc.(a)	5,985	636,206
		1,834,254
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	4,653	509,364
Kenvue, Inc.	34,910	667,479
		1,176,843
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	34,285	2,138,355
Eli Lilly & Co.	10,322	10,858,641
Johnson & Johnson	40,823	10,141,658
Merck & Co., Inc.	47,390	5,867,830
Pfizer, Inc.	93,097	2,574,132
Viatris, Inc.	21,017	313,784
Zoetis, Inc.	7,533	987,576
		32,881,976
Professional Services - 0.6%
Automatic Data Processing, Inc.	6,241	1,337,821
Broadridge Financial Solutions, Inc.	1,562	290,329
Equifax, Inc.	2,377	496,698
Jacobs Solutions, Inc.	3,878	534,621
Leidos Holdings, Inc.	2,039	357,029
Paychex, Inc.	4,956	464,129
Paycom Software, Inc.	393	49,451
Verisk Analytics, Inc.	5,163	1,071,684
		4,601,762
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	4,428	653,839
CoStar Group, Inc.(a)	6,197	276,572
		930,411

The accompanying notes are an integral part of these financial statements.

15

Tema S&P 500® Historical Weight ETF Strategy
Schedule of Investments
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc.(a)	30,332	$6,072,770
Analog Devices, Inc.	7,648	2,721,082
Applied Materials, Inc.	13,819	5,144,814
Broadcom, Inc.	39,922	12,757,075
First Solar, Inc.(a)	1,528	301,321
Intel Corp.(a)	77,887	3,552,426
KLA Corp.	2,161	3,294,552
Lam Research Corp.	20,063	4,692,535
Microchip Technology, Inc.	10,350	772,524
Micron Technology, Inc.	19,041	7,851,937
Monolithic Power Systems, Inc.	1,285	1,468,421
NVIDIA Corp.	176,667	31,303,626
NXP Semiconductors NV	4,270	969,333
ON Semiconductor Corp.(a)	7,510	499,265
Qnity Electronics, Inc.	4,713	597,420
QUALCOMM, Inc.	19,049	2,711,816
Skyworks Solutions, Inc.	2,428	144,660
Teradyne, Inc.	2,095	670,463
Texas Instruments, Inc.	15,249	3,234,465
		88,760,505
Software - 5.9%
Adobe, Inc.(a)	6,771	1,776,778
AppLovin Corp. - Class A(a)	4,606	2,002,551
Autodesk, Inc.(a)	3,874	952,500
Cadence Design Systems, Inc.(a)	4,255	1,282,457
Crowdstrike Holdings, Inc. - Class A(a)	3,868	1,438,819
Datadog, Inc. - Class A(a)	4,697	525,876
Fair Isaac Corp.(a)	364	513,007
Fortinet, Inc.(a)	10,072	795,990
Gen Digital, Inc.	9,749	220,035
Intuit, Inc.	4,903	2,005,474
Microsoft Corp.	40,197	15,786,970
Oracle Corp.	30,997	4,506,964
Palantir Technologies, Inc. - Class A(a)	40,905	5,611,757
Palo Alto Networks, Inc.(a)	10,465	1,558,448
PTC, Inc.(a)	3,580	560,592
Roper Technologies, Inc.	1,595	557,819
Salesforce, Inc.	17,698	3,447,394
ServiceNow, Inc.(a)	18,742	2,024,323
Synopsys, Inc.(a)	3,237	1,340,118
Trimble, Inc.(a)	3,692	246,884
Tyler Technologies, Inc.(a)	515	182,665
Workday, Inc. - Class A(a)	3,178	425,089
		47,762,510
Specialty Retail - 2.4%
AutoZone, Inc.(a)	281	1,055,318
Best Buy Co., Inc.	2,216	137,326
Carvana Co. - Class A(a)	2,279	761,551
Home Depot, Inc.	17,233	6,560,948
Lowe’s Cos., Inc.	9,210	2,436,690
O'Reilly Automotive, Inc.(a)	13,455	1,263,155

	Shares	Value
Ross Stores, Inc.	12,130	$2,494,413
TJX Cos., Inc.	19,187	3,101,770
Tractor Supply Co.	9,427	488,696
Ulta Beauty, Inc.(a)	955	653,974
Williams-Sonoma, Inc.	1,666	342,613
		19,296,454
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	89,368	23,609,238
Dell Technologies, Inc. - Class C	4,691	694,643
Hewlett Packard Enterprise Co.	25,296	543,105
HP, Inc.	17,278	328,109
NetApp, Inc.	3,679	364,332
Sandisk Corp.(a)	2,323	1,475,941
Seagate Technology Holdings PLC	4,473	1,824,269
Super Micro Computer, Inc.(a)	9,620	311,592
Western Digital Corp.	6,137	1,716,519
		30,867,748
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp.(a)	2,585	303,143
Lululemon Athletica, Inc.(a)	1,996	369,600
NIKE, Inc. - Class B	21,467	1,334,818
Ralph Lauren Corp. – Class A	342	124,009
Tapestry, Inc.	5,775	897,839
		3,029,409
Tobacco - 0.9%
Altria Group, Inc.	27,024	1,865,737
Philip Morris International, Inc.	28,025	5,235,911
		7,101,648
Trading Companies & Distributors - 0.5%
Fastenal Co.	20,394	938,940
United Rentals, Inc.	970	814,800
W.W. Grainger, Inc.	1,949	2,231,079
		3,984,819
Water Utilities - 0.1%
American Water Works Co., Inc.	3,685	501,271
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	7,457	1,618,840
TOTAL COMMON STOCKS (Cost $460,784,297)		783,167,528
REAL ESTATE INVESTMENT TRUSTS - 2.5%
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	2,762	149,258
Healthpeak Properties, Inc.	12,572	222,273
Ventas, Inc.	8,275	712,974
Welltower, Inc.	10,207	2,114,074
		3,198,579
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	12,124	237,509

The accompanying notes are an integral part of these financial statements.

16

Tema S&P 500® Historical Weight ETF Strategy
Schedule of Investments
February 28, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (continued)
Industrial REITs - 0.3%
Prologis, Inc.	14,487	$2,065,412
Office REITs - 0.0%(b)
BXP, Inc.	2,578	148,441
Residential REITs - 0.2%
AvalonBay Communities, Inc.	1,916	339,573
Camden Property Trust	1,597	173,019
Equity Residential	5,580	352,712
Essex Property Trust, Inc.	588	150,005
Invitation Homes, Inc.	10,087	265,691
Mid-America Apartment Communities, Inc.	1,403	187,806
UDR, Inc.	5,393	202,237
		1,671,043
Retail REITs - 0.4%
Federal Realty Investment Trust	597	64,936
Kimco Realty Corp.	11,712	275,817
Realty Income Corp.	14,437	967,279
Regency Centers Corp.	2,035	160,765
Simon Property Group, Inc.	9,795	1,996,711
		3,465,508
Specialized REITs - 1.2%
American Tower Corp.	7,892	1,514,159
Crown Castle, Inc.	7,884	705,933
Digital Realty Trust, Inc.	5,082	900,530
Equinix, Inc.	1,555	1,514,974
Extra Space Storage, Inc.	3,848	581,163
Iron Mountain, Inc.	20,144	2,182,200
Public Storage	2,349	721,284
SBA Communications Corp.	1,935	389,245
VICI Properties, Inc.	15,066	455,144
Weyerhaeuser Co.	12,651	310,329
		9,274,961
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,539,734)		20,061,453
CONTINGENT VALUE RIGHTS - 0.0%(b)
Sycamore Partners LLC, Exercise Price $0.00(a)(c)	4,913	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.60%(d)	1,944,076	$1,944,076
TOTAL MONEY MARKET FUNDS (Cost $1,944,076)		1,944,076
TOTAL INVESTMENTS - 99.9% (Cost $477,268,107)		$805,173,057
Other Assets in Excess of Liabilities - 0.1%		745,547
TOTAL NET ASSETS - 100.0%		$805,918,604

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

17

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026

	Tema Alternative Asset Managers ETF	Tema American Reshoring ETF	Tema Durable Quality ETF	Tema Electrification ETF	Tema Heart & Health ETF
ASSETS:
Investments, at value	$2,035,951	$264,036,408	$48,467,235	$442,034,998	$55,225,734
Dividends receivable	4,682	256,751	22,450	540,418	73,946
Receivable for investments sold	—	—	—	—	750,993
Receivable for fund shares sold	—	—	—	712,946	—
Dividend tax reclaims receivable	110	35,742	1,199	22,582	44,946
Total assets	2,040,743	264,328,901	48,490,884	443,310,944	56,095,619
LIABILITIES:
Payable to Adviser	1,272	140,374	20,363	223,652	32,035
Payable for investments purchased	—	—	—	703,814	748,157
Total liabilities	1,272	140,374	20,363	927,466	780,192
NET ASSETS	$2,039,471	$264,188,527	$48,470,521	$442,383,480	$55,315,427
Net Assets Consists of:
Paid-in capital	$2,462,000	$197,570,273	$45,388,309	$355,411,674	$54,455,291
Total distributable earnings/ (accumulated losses)	(422,529)	66,618,254	3,082,212	86,971,806	860,136
Total net assets	$2,039,471	$264,188,527	$48,470,521	$442,383,480	$55,315,427
Net assets	$2,039,471	$264,188,527	$48,470,521	$442,383,480	$55,315,427
Shares issued and outstanding(a)	100,000	4,840,000	1,320,000	12,410,000	1,530,000
Net asset value per share	$20.39	$54.58	$36.72	$35.65	$36.15
Cost:
Investments, at cost	$2,471,062	$196,872,529	$42,482,207	$354,333,373	$48,602,106

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

18

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026(Continued)

	Tema International Defense Innovation ETF	Tema International Durable Quality ETF	Tema Oncology ETF	Tema S&P 500® Historical Weight ETF Strategy
ASSETS:
Investments, at value	$1,368,230	$545,091	$159,780,806	$805,173,057
Receivable for fund shares sold	274,822	—	—	—
Dividends receivable	394	670	152,133	853,960
Dividend tax reclaims receivable	—	293	31,957	2,062
Total assets	1,643,446	546,054	159,964,896	806,029,079
LIABILITIES:
Payable for investments purchased	268,776	—	—	—
Payable to Adviser	559	247	87,352	110,475
Payable for estimate of foreign capital gains taxes	—	349	—	—
Total liabilities	269,335	596	87,352	110,475
NET ASSETS	$1,374,111	$545,458	$159,877,544	$805,918,604
Net Assets Consists of:
Paid-in capital	$1,324,445	$502,914	$123,495,043	$476,620,638
Total distributable earnings/(accumulated losses)	49,666	42,544	36,382,501	329,297,966
Total net assets	$1,374,111	$545,458	$159,877,544	$805,918,604
Net assets	$1,374,111	$545,458	$159,877,544	$805,918,604
Shares issued and outstanding(a)	50,000	20,000	4,240,000	13,409,057
Net asset value per share	$27.48	$27.27	$37.71	$60.10
Cost:
Investments, at cost	$1,296,512	$485,729	$122,143,572	$477,268,107

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

19

STATEMENTS OF OPERATIONS
For the Year or Periods Ended February 28, 2026

	Tema Alternative Asset Managers ETF(a)	Tema American Reshoring ETF	Tema Durable Quality ETF	Tema Electrification ETF	Tema Heart & Health ETF
INVESTMENT INCOME:
Dividend income	$18,235	$1,899,937	$522,404	$2,282,522	$789,377
Stock dividend income	—	—	32,609	116,009	—
Dividend tax reclaim	398	95,720	6,487	49,358	54,068
Less: dividend withholding taxes	(1,213)	(139,340)	(26,035)	(104,470)	(97,340)
Total investment income	17,420	1,856,317	535,465	2,343,419	746,105
EXPENSES:
Investment advisory fee	9,618	1,696,680	328,589	1,175,493	524,536
Tax expense	—	—	89	—	—
Total expenses	9,618	1,696,680	328,678	1,175,493	524,536
Expense reimbursement by Adviser	(2,338)	(387,890)	—	—	(127,695)
Net expenses	7,280	1,308,790	328,678	1,175,493	396,841
Net investment income	10,140	547,527	206,787	1,167,926	349,264
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	21,029	(121,759)	(3,023,351)	667,041	993,720
In-kind redemptions	—	(708,074)	7,274,110	653,552	2,627,407
Foreign currency transaction	(125)	(11,147)	2,058	(5,145)	(5,630)
Net realized gain (loss)	20,904	(840,980)	4,252,817	1,315,448	3,615,497
Net change in unrealized appreciation (depreciation) on:
Investments	(435,111)	67,203,546	2,567,937	89,623,525	3,795,985
Foreign currency translation	—	4,427	27	2,063	3,330
Net change in unrealized appreciation (depreciation)	(435,111)	67,207,973	2,567,964	89,625,588	3,799,315
Net realized and unrealized gain (loss)	(414,207)	66,366,993	6,820,781	90,941,036	7,414,812
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(404,067)	$66,914,520	$7,027,568	$92,108,962	$7,764,076

(a)	Inception date of the Fund was October 1, 2025.
The accompanying notes are an integral part of these financial statements.

20

STATEMENTS OF OPERATIONS
For the Year or Periods Ended February 28, 2026(Continued)

	Tema International Defense Innovation ETF(a)	Tema International Durable Quality ETF(b)	Tema Oncology ETF	Tema S&P 500® Historical Weight ETF Strategy(c)
INVESTMENT INCOME:
Dividend income	$6,510	$13,045	$838,865	$5,615,878
Stock dividend income	—	1,354	—	—
Dividend tax reclaim	111	818	44,882	28,687
Less: dividend withholding taxes	(757)	(3,699)	(97,311)	(30,029)
Total investment income	5,864	11,518	786,436	5,614,536
EXPENSES:
Investment advisory fee	7,848	10,811	861,553	714,308
Total expenses	7,848	10,811	861,553	714,308
Expense reimbursement by Adviser	(618)	—	(209,629)	—
Net expenses	7,230	10,811	651,924	714,308
Net investment income/(loss)	(1,366)	707	134,512	4,900,228
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(20,899)	(7,560)	1,671,188	(100,486)
In-kind redemptions	(519,180)	321,843	1,579,233	47,767,932
Foreign currency transaction	(535)	306	(7,826)	—
Foreign capital gain taxes	—	(5,184)	—	—
Net realized gain (loss)	(540,614)	309,405	3,242,595	47,667,446
Net change in unrealized appreciation (depreciation) on:
Investments	71,718	59,362	34,124,782	21,833,952(d)
Foreign capital gains taxes	—	(349)	—	—
Foreign currency translation	—	—	2,940	—
Net change in unrealized appreciation (depreciation)	71,718	59,013	34,127,722	21,833,952(d)
Net realized and unrealized gain (loss)	(468,896)	368,418	37,370,317	69,501,398
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(470,262)	$369,125	$37,504,829	$74,401,626

(a)	Inception date of the Fund was September 25, 2025.
(b)	Inception date of the Fund was September 11, 2025.
(c)	Inception date of the Fund was April 1, 2025.
(d)	See Note 12 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

21

STATEMENTS OF CHANGES IN NET ASSETS

	Tema Alternative Asset Managers ETF	Tema American Reshoring ETF
	Period Ended February 28, 2026(a)	Year Ended February 28,
		2026	2025
OPERATIONS:
Net investment income (loss)	$10,140	$547,527	$162,099
Net realized gain (loss)	20,904	(840,980)	1,298,086
Net change in unrealized appreciation (depreciation)	(435,111)	67,207,973	(2,871,516)
Net increase (decrease) in net assets from operations	(404,067)	66,914,520	(1,411,331)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(18,462)	(535,510)	(367,594)
Total distributions to shareholders	(18,462)	(535,510)	(367,594)
CAPITAL TRANSACTIONS:
Shares sold	2,462,000	51,455,352	211,477,891
Shares redeemed	—	(71,113,076)	(4,859,741)
Net increase (decrease) in net assets from capital transactions	2,462,000	(19,657,724)	206,618,150
Net increase (decrease) in net assets	2,039,471	46,721,286	204,839,225
NET ASSETS:
Beginning of the period	—	217,467,241	12,628,016
End of the period	$2,039,471	$264,188,527	$217,467,241
SHARES TRANSACTIONS
Shares sold	100,000	1,040,000	5,710,000
Shares redeemed	—	(2,150,000)	(130,000)
Total increase (decrease) in shares outstanding	100,000	(1,110,000)	5,580,000

(a)	Inception date of the Fund was October 1, 2025.
The accompanying notes are an integral part of these financial statements.

22

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tema Durable Quality ETF		Tema Electrification ETF
	Year Ended February 28,		Year Ended February 28, 2026	Period Ended February 28, 2025(a)
	2026	2025
OPERATIONS:
Net investment income (loss)	$206,787	$61,337	$1,167,926	$48,915
Net realized gain (loss)	4,252,817	189,094	1,315,448	(1,530,023)
Net change in unrealized appreciation (depreciation)	2,567,964	2,056,053	89,625,588	(1,922,043)
Net increase (decrease) in net assets from operations	7,027,568	2,306,484	92,108,962	(3,403,151)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(224,867)	(246,800)	(1,102,349)	(774)
Total distributions to shareholders	(224,867)	(246,800)	(1,102,349)	(774)
CAPITAL TRANSACTIONS:
Shares sold	22,096,516	43,640,654	299,086,197	59,342,161
Shares redeemed	(33,505,107)	—	(3,647,566)	—
Net increase (decrease) in net assets from capital transactions	(11,408,591)	43,640,654	295,438,631	59,342,161
Net increase (decrease) in net assets	(4,605,890)	45,700,338	386,445,244	55,938,236
NET ASSETS:
Beginning of the period	53,076,411	7,376,073	55,938,236	—
End of the period	$48,470,521	$53,076,411	$442,383,480	$55,938,236
SHARES TRANSACTIONS
Shares sold	650,000	1,360,000	10,030,000	2,530,000
Shares redeemed	(930,000)	—	(150,000)	—
Total increase (decrease) in shares outstanding	(280,000)	1,360,000	9,880,000	2,530,000

(a)	Inception date of the Fund was December 4, 2024.
The accompanying notes are an integral part of these financial statements.

23

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tema Heart & Health ETF		Tema International Defense Innovation ETF	Tema International Durable Quality ETF
	Year Ended February 28,		Period Ended February 28, 2026(a)	Period Ended February 28, 2026(b)
	2026	2025
OPERATIONS:
Net investment income (loss)	$349,264	$(107,763)	$(1,366)	$707
Net realized gain (loss)	3,615,497	(3,247,908)	(540,614)	309,405
Net change in unrealized appreciation (depreciation)	3,799,315	(2,468,371)	71,718	59,013
Net increase (decrease) in net assets from operations	7,764,076	(5,824,042)	(470,262)	369,125
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(714,088)	(1,163,896)	—	(5,519)
Total distributions to shareholders	(714,088)	(1,163,896)	—	(5,519)
CAPITAL TRANSACTIONS:
Shares sold	5,739,757	41,640,992	5,617,727	5,006,000
Shares redeemed	(22,258,002)	(17,768,292)	(3,773,354)	(4,824,148)
Net increase (decrease) in net assets from capital transactions	(16,518,245)	23,872,700	1,844,373	181,852
Net increase (decrease) in net assets	(9,468,257)	16,884,762	1,374,111	545,458
NET ASSETS:
Beginning of the period	64,783,684	47,898,922	—	—
End of the period	$55,315,427	$64,783,684	$1,374,111	$545,458
SHARES TRANSACTIONS
Shares sold	170,000	1,250,000	220,000	200,000
Shares redeemed	(740,000)	(570,000)	(170,000)	(180,000)
Total increase (decrease) in shares outstanding	(570,000)	680,000	50,000	20,000

(a)	Inception date of the Fund was September 25, 2025.
(b)	Inception date of the Fund was September 11, 2025.
The accompanying notes are an integral part of these financial statements.

24

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tema Oncology ETF		Tema S&P 500® Historical Weight ETF Strategy
	Year Ended February 28,		Period Ended February 28, 2026(a)
	2026	2025
OPERATIONS:
Net investment income (loss)	$134,512	$(14,355)	$4,900,228
Net realized gain (loss)	3,242,595	(2,259,982)	47,667,446
Net change in unrealized appreciation (depreciation)	34,127,722	636,290	21,833,952
Net increase (decrease) in net assets from operations	37,504,829	(1,638,047)	74,401,626
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(59,947)	(1,281,756)	(3,405,203)
Total distributions to shareholders	(59,947)	(1,281,756)	(3,405,203)
CAPITAL TRANSACTIONS:
Shares sold	62,262,419	51,605,583	207,959,164
Shares sold in connection with in-kind contribution (Note 12)	—	—	590,591,717
Shares redeemed	(7,395,387)	—	(63,628,700)
Net increase (decrease) in net assets from capital transactions	54,867,032	51,605,583	734,922,181
Net increase (decrease) in net assets	92,311,914	48,685,780	805,918,604
NET ASSETS:
Beginning of the period	67,565,630	18,879,850	—
End of the period	$159,877,544	$67,565,630	$805,918,604
SHARES TRANSACTIONS
Shares sold	1,890,000	1,970,000	3,710,003
Shares sold in connection with in-kind contribution (Note 12)	—	—	10,809,054
Shares redeemed	(290,000)	—	(1,110,000)
Total increase (decrease) in shares outstanding	1,600,000	1,970,000	13,409,057

(a)	Inception date of the Fund was April 1, 2025.
The accompanying notes are an integral part of these financial statements.

25

TEMA ALTERNATIVE ASSET MANAGERS ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period presented

Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.62
INVESTMENT OPERATIONS:
Net investment income(b)	0.10
Net realized and unrealized gain (loss) on investments(c)	(4.15)
Total from investment operations	(4.05)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)
Total distributions	(0.18)
Net asset value, end of period	$20.39
Total return(d)	−16.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,039
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.99%
After expense reimbursement/recoupment(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	1.04%
Portfolio turnover rate(d)(f)	7%

(a)	Inception date of the Fund was October 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

26

TEMA AMERICAN RESHORING ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year/period presented

	Year Ended February 28,		Period Ended February 29, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$36.55	$34.13	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.13	0.06	0.10
Net realized and unrealized gain (loss) on investments(c)	18.03	2.46	9.11
Total from investment operations	18.16	2.52	9.21
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.02)	(0.08)
Net realized gains	—	(0.08)	—
Total distributions	(0.13)	(0.10)	(0.08)
ETF transaction fees per share	—	—	0.00(d)
Net asset value, end of period	$54.58	$36.55	$34.13
Total return(e)	49.78%	7.35%	36.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$264,189	$217,467	$12,628
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.97%	0.99%	0.99%
After expense reimbursement/recoupment(f)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.31%	0.17%	0.43%
Portfolio turnover rate(e)(g)	52%	37%	—%

(a)	Inception date of the Fund was May 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

27

TEMA DURABLE QUALITY ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year/period presented

	Year Ended February 28,		Period Ended February 29, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$33.17	$30.73	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.12	0.13	0.07
Net realized and unrealized gain (loss) on investments(c)	3.54	2.94	5.76
Total from investment operations	3.66	3.07	5.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.12)	(0.08)
Net realized gains	(0.01)	(0.51)	—
Return of capital	—	—	(0.02)
Total distributions	(0.11)	(0.63)	(0.10)
Net asset value, end of period	$36.72	$33.17	$30.73
Total return(d)	11.05%	10.02%	23.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$48,471	$53,076	$7,376
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.55%	0.63%	0.99%
After expense reimbursement/recoupment(e)	0.55%	0.58%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.35%	0.41%	0.31%
Portfolio turnover rate(d)(f)	51%	29%	6%

(a)	Inception date of the Fund was May 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

28

TEMA ELECTRIFICATION ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year/period presented

	Year Ended February 28, 2026	Period Ended February 28, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.11	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.04
Net realized and unrealized gain (loss) on investments(c)	13.46	(2.93)
Total from investment operations	13.67	(2.89)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.00)(d)
Net realized gains	(0.04)	—
Total distributions	(0.13)	—
Net asset value, end of period	$35.65	$22.11
Total return(e)	61.94%	−11.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$442,383	$55,938
Ratio of expenses to average net assets(f)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.75%	0.66%
Portfolio turnover rate(e)(g)	32%	37%

(a)	Inception date of the Fund was December 4, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

29

TEMA HEART & HEALTH ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year/period presented

	Year Ended February 28,		Period Ended February 29, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$30.85	$33.73	$26.47
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.20	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	5.57	(2.36)	7.28
Total from investment operations	5.77	(2.41)	7.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.14)	—
Net realized gains	—	(0.33)	—
Total distributions	(0.47)	(0.47)	—
Net asset value, end of period	$36.15	$30.85	$33.73
Total return(d)	18.79%	−7.20%	27.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,315	$64,784	$47,899
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.99%	0.99%	0.99%
After expense reimbursement/recoupment(e)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.66%	(0.15)%	(0.25)%
Portfolio turnover rate(d)(f)	40%	85%	8%

(a)	Inception date of the Fund was November 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

30

TEMA INTERNATIONAL DEFENSE INNOVATION ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period presented

Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.49
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	2.00
Total from investment operations	1.99
Net asset value, end of period	$27.48
Total return(d)	7.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,374
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.75%
After expense reimbursement/recoupment(e)	0.68%
Ratio of net investment income (loss) to average net assets(e)	(0.13)%
Portfolio turnover rate(d)(f)	9%

(a)	Inception date of the Fund was September 25, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

31

TEMA INTERNATIONAL DURABLE QUALITY ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period presented

Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	2.27
Total from investment operations	2.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Net realized gains	(0.02)
Total distributions	(0.03)
Net asset value, end of period	$27.27
Total return(e)	9.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$545
Ratio of expenses to average net assets(f)	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.04%
Portfolio turnover rate(e)(g)	7%

(a)	Inception date of the Fund was September 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

32

TEMA ONCOLOGY ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year/period presented

	Year Ended February 28,		Period Ended February 29, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$25.59	$28.18	$25.12
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.05	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	12.09	(1.85)	3.23
Total from investment operations	12.14	(1.86)	3.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.50)	(0.13)
Net realized gains	—	(0.23)	(0.01)
Total distributions	(0.02)	(0.73)	(0.14)
Net asset value, end of period	$37.71	$25.59	$28.18
Total return(d)	47.42%	−6.64%	12.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$159,878	$67,566	$18,880
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.99%	0.99%	0.99%
After expense reimbursement/recoupment(e)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.15%	(0.03)%	(0.18)%
Portfolio turnover rate(d)(f)	68%	95%	26%

(a)	Inception date of the Fund was August 15, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

33

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period presented

Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.48
INVESTMENT OPERATIONS:
Net investment income(b)	0.65
Net realized and unrealized gain (loss) on investments(c)	10.39
Total from investment operations	11.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)
Net realized gains	(0.00)(d)
Total distributions	(0.42)
Net asset value, end of period	$60.10
Total return(e)	22.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$805,919
Ratio of expenses to average net assets(f)	0.18%
Ratio of net investment income (loss) to average net assets(f)	1.23%
Portfolio turnover rate(e)(g)	1%

(a)	Inception date of the Fund was April 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

34

NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026
NOTE 1 – ORGANIZATION
The Tema ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 25, 2022 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple operational exchange-traded funds (“ETFs”), nine of which are presented herein: Tema Alternative Asset Managers ETF (“AAUM”), Tema American Reshoring ETF (“RSHO”), Tema Durable Quality ETF (“TOLL”), Tema Electrification ETF (“VOLT”), Tema Heart & Health ETF (“HRTS”), Tema International Defense Innovation ETF (“GDFN”), Team International Durable Quality ETF (“ITOL”) Tema Oncology ETF (“CANC”), and Tema S&P 500® Historical Weight ETF Strategy (“DSPY”) (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each non-diversified management investment companies under the 1940 Act except for DSPY which is a diversified management investment company. The investment objective of AAUM, RSHO, TOLL, VOLT, HRTS, GDFN, ITOL, CANC, and DSPY is to seek to provide long-term growth.
Tema ETFs LLC (the “Adviser”) is the investment adviser to each Fund.
Tidal Investments LLC (the “Sub-Adviser”) is the investment sub-adviser to each Fund. Note that prior to February 18, 2026 NEOS Investment Management, LLC served as each Fund’s sub-adviser.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities) as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies (including money market funds) are valued at that day’s published NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring

35

NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of February 28, 2026, there was only one Fund, the Tema S&P 500® Historical Weight ETF, with a portfolio security that was categorized as a Level 3 investment. Refer to below for further valuation disclosures.
Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2026:
Tema Alternative Asset Managers ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock	$2,017,668	$—	$—	$2,017,668
Short-term Investments	18,283	—	—	18,283
Total Investments	$2,035,951	$—	$—	$2,035,951

Tema American Reshoring ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock	$261,191,332	$—	$—	$261,191,332
Short-term Investments	2,845,076	—	—	2,845,076
Total Investments	$264,036,408	$—	$—	$264,036,408

Tema Durable Quality ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock	$48,056,312	$—	$—	$48,056,312
Short-term Investments	410,923	—	—	410,923
Total Investments	$48,467,235	$—	$—	$48,467,235

36

NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
Tema Electrification ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock	$439,961,320	$—	$—	$439,961,320
Short-term Investments	2,073,678	—	—	2,073,678
Total Investments	$442,034,998	$—	$—	$442,034,998

Tema Heart & Health ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock	$54,900,221	$—	$—	$54,900,221
Short-term Investments	325,513	—	—	325,513
Total Investments	$55,225,734	$—	$—	$55,225,734

Tema International Defense Innovation ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock	$1,355,910	$—	$—	$1,355,910
Short-term Investments	12,320	—	—	12,320
Total Investments	$1,368,230	$—	$—	$1,368,230

Tema International Durable Quality ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock	$538,087	$—	$—	$538,087
Short-term Investments	7,004	—	—	7,004
Total Investments	$545,091	$—	$—	$545,091

Tema Oncology ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock	$158,753,905	$—	$—	$158,753,905
Short-term Investments	1,026,901	—	—	1,026,901
Total Investments	$159,780,806	$—	$—	$159,780,806

Tema S&P 500® Historical Weight ETF Strategy

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock	$783,167,528	$—	$—	$783,167,528
Real Estate Investment Trusts	20,061,453	—	—	20,061,453
Contingent Value Rights	—	—	0	0
Short-term Investments	1,944,076	—	—	1,944,076
Total Investments	$805,173,057	$—	$—	$805,173,057

37

NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
Refer to the Schedule of Investments for further disaggregation of investment categories.
Management has determined that the amount of Level 3 securities compared to total net assets is not material for the Tema S&P 500® Historical Weight ETF Strategy ETF; therefore, the rollforward of Level 3 securities are not shown for the year ended February 28, 2026.
Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5 under the oversight of the Board of Trustees, for restricted securities or Level 3 investments as of February 28, 2026 for the Tema S&P 500® Historical Weight ETF Strategy ETF are as follows:

Description	Fair Value as of 2/28/2026	Valuation Technique	Unobservable Input	Input values (Ranges)
Contingent Value Right*.	$0	Projected Final Distribution	Discount of Projected Distribution	$3.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

B.
Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.
C.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of the fiscal year ended February 28, 2026. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Based on its analysis, management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year or period ended February 28, 2026.

38

NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
E.
Distributions to Shareholders. Each Fund except DSPY expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. DSPY expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least quarterly. The Funds will distribute net realized capital gains, if any, annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds.

The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.
F.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the year ended February 28, 2026, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Tema Alternative Asset Managers ETF	$—	$—
Tema American Reshoring ETF	727,871	(727,871)
Tema Durable Quality ETF	(7,121,263)	7,121,263
Tema Electrification ETF	(630,882)	630,882
Tema Heart & Health ETF	(2,211,388)	2,211,388
Tema International Defense Innovation ETF	519,928	(519,928)
Tema International Durable Quality ETF	(321,062)	321,062
Tema Oncology ETF	(1,436,540)	1,436,540
Tema S&P 500® Historical Weight ETF Strategy	(47,769,455)	47,769,455

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENT
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Tidal Investments LLC (the “Sub-Adviser”) acts as the sub-adviser to each of the Funds pursuant to investment sub-advisory agreement with the Adviser (the “Sub-Advisory Agreement”).
Under the Investment Advisory Agreement the Adviser provides investment advisory services to the Funds, including providing oversight of the Sub-Adviser, as well as daily monitoring of the purchase and sale of securities by the Sub-Adviser for the Funds and regular review of the Sub-Adviser’s performance. The Investment Advisory Agreement provides that the Adviser will furnish investment advisory services in connection with the management of the Funds. The Adviser provides portfolio management services, including developing investment recommendations, and provides certain administrative services as well as overseeing and monitoring the nature and quality of the services provided by other service providers to the Funds. The Adviser performs compliance monitoring services to help each Fund maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Fund securities, risk management and oversight of trade execution and brokerage services carried out by the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, HRTS, CANC, and AAUM pays the Adviser a monthly unitary management fee at an annual rate of 0.99%, based on each Fund’s average daily net assets. TOLL pays the Adviser a monthly unitary management fee at an annual rate of 0.55%, based on the Fund’s average daily net assets. VOLT and GDFN pays the Advisor a monthly unitary management fee at an annual rate of 0.75%, based on the Fund’s average daily net assets. DSPY pays the Adviser a monthly unitary management fee at an annual rate of 0.18%, based on the Fund’s average daily net assets. ITOL pays the Adviser a monthly unitary management fee at an annual rate of 0.60%, based on the Fund’s average daily net assets. RSHO paid the adviser a monthly unitary management fee at an annual rate

39

NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
of 0.99% from March 1, 2025 through February 8, 2026, and a monthly unitary management fee at an annual rate of 0.75% from February 9, 2026 through February 28, 2026, based on the Fund’s average daily net assets.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all operating expenses of each Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and the management fee payable to the Adviser under the Investment Advisory Agreement.
Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fees it receives from the Funds.
The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses for AAUM, RSHO, HRTS, GDFN, and CANC including acquired fund fees and expenses for money market funds (excluding acquired fund fees and expenses of investment companies other than money market funds, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of each Fund except for GDFN which is from exceeding 0.68% until at least June 28, 2027 for each Fund. The Adviser may not terminate the fee waiver during the contractual period. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Funds in the three years following the date the waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.
For the year or period ended February 28, 2026, the table below represents the amount each Fund incurred in management fees:

Management Fees
Tema Alternative Asset Managers ETF	$9,618
Tema American Reshoring ETF	1,696,680
Tema Durable Quality ETF	328,589
Tema Electrification ETF	1,175,493
Tema Heart & Health ETF	524,536
Tema International Defense Innovation ETF	7,848
Tema International Durable Quality ETF	10,811
Tema Oncology ETF	861,553
Tema S&P 500® Historical Weight ETF Strategy	714,308

Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for each Fund pursuant to the contractual expense limitation described above. Such repayment would increase each Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause each Fund’s Operating Expenses to exceed the lower of 0.75% of average daily net assets for RSHO, HRTS, CANC, AAUM, and 0.68% of average daily net assets for GDFN, or the annual rate of daily net assets for each Fund under the terms of a prior expense cap. For the periods ended February 28, 2026, the Funds did not repay expenses to the Adviser.

40

NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
As of February 28, 2026, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires February 28, 2029	Expires February 29, 2028	Expires February 28, 2027	Total Eligible for Recoupment
Tema Alternative Asset Managers ETF	$2,338	$—	$—	$2,338
Tema American Reshoring ETF	$387,890	$226,285	$18,237	$632,412
Tema Heart & Health ETF	$127,695	$174,797	$15,517	$318,009
Tema International Defense Innovation ETF	$618	$—	$—	$618
Tema Oncology ETF	$209,629	$99,431	$14,178	$323,238

Administrator, Custodian, Transfer Agent and Accounting Agent
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the periods ended February 28, 2026, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.
Distributor and Fund Officers
Vigilant Distributors, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. During the year the Distributor switched from ACA Group to Vigilant Distributors, LLC.
The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Vigilant Compliance, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
NOTE 4 – RELATED PARTIES
As of February 28, 2026, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor, and received no fees from the Trust for serving as officers.

41

NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
NOTE 5 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the year or periods ended February 28, 2026, were as follows:

	Purchases	Sales
Tema Alternative Asset Managers ETF	$245,786	$153,681
Tema American Reshoring ETF	92,616,813	94,894,995
Tema Durable Quality ETF	30,222,076	29,785,817
Tema Electrification ETF	58,361,340	53,118,181
Tema Heart & Health ETF	21,486,785	22,212,849
Tema International Defense Innovation ETF	220,785	221,022
Tema International Durable Quality ETF	522,089	212,246
Tema Oncology ETF	61,197,776	60,804,154
Tema S&P 500® Historical Weight ETF Strategy	62,520,307	2,685,605

The costs of purchases and sales of in-kind transactions, during the year or periods ended February 28, 2026, were as follows:

	Purchases In-Kind	Sales In-Kind
Tema Alternative Asset Managers ETF	$2,341,172	$—
Tema American Reshoring ETF	50,801,855	69,507,249
Tema Durable Quality ETF	21,471,184	32,742,169
Tema Electrification ETF	292,903,804	3,549,959
Tema Heart & Health ETF	5,612,501	21,821,468
Tema International Defense Innovation ETF	5,541,740	3,717,172
Tema International Durable Quality ETF	4,555,591	4,700,906
Tema Oncology ETF	61,119,940	7,308,452
Tema S&P 500® Historical Weight ETF Strategy	146,465,679	63,044,860

For the year or period ended February 28, 2026, there were no purchases or sales of long-term U.S. government securities.
NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the year or periods ended February 28, 2026 and the year or periods ended February 28, 2025 are as follows:

	Year or Periods Ended February 28,
	2026		2025
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
Tema Alternative Asset Managers ETF	$18,462	$—	$—	$—
Tema American Reshoring ETF	535,510	—	200,128	167,466
Tema Durable Quality ETF	224,867	—	246,800	—
Tema Electrification ETF	1,102,349	—	774	—
Tema Heart & Health ETF	714,088	—	1,163,896	—
Tema International Defense Innovation ETF	—	—	—	—
Tema International Durable Quality ETF	5,519	—	—	—
Tema Oncology ETF	59,947	—	1,281,756	—
Tema S&P 500® Historical Weight ETF Strategy	3,375,941	29,262	—	—

42

NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended February 28, 2026, Tema International Durable Quality ETF and Tema S&P 500® Historical Weight ETF Strategy had $16,467 and $110,615 respectively of Post-October Capital losses. Tema International Defence Innovation ETF had $1,152 of late year losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. Captial loss carry forwards utilized by Tema Electrification ETF were $1,267,414 and for Tema Oncology ETF $1,765,943. At February 28, 2026, the following capital loss carry forwards were available:

	Indefinite Short-Term Losses	Indefinite Long-Term Losses	Total
Tema Alternative Asset Managers ETF	$—	$—	$—
Tema American Reshoring ETF	—	—	—
Tema Durable Quality ETF	2,517,269	196,657	2,713,926
Tema Electrification ETF	—	—	—
Tema Heart & Health ETF	5,309,595	—	5,309,595
Tema International Defense Innovation ETF	18,223	—	18,223
Tema International Durable Quality ETF	—	—	—
Tema Oncology ETF	—	—	—
Tema S&P 500® Historical Weight ETF Strategy	—	—	—

As of February 28, 2026, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Tema Alternative Asset Managers ETF	Tema American Reshoring ETF	Tema Durable Quality ETF	Tema Electrification ETF	Tema Heart & Health ETF	Tema International Defense Innovation ETF	Tema International Durable Quality ETF	Tema Oncology ETF	Tema S&P 500® Historical Weight ETF Strategy
Federal income tax cost of investments*	$ 2,477,711	$ 197,872,820	$ 42,693,968	$ 355,694,375	$ 49,059,927	$ 1,299,189	$486,078	$ 123,830,587	$477,288,762
Aggregate gross unrealized appreciation	30,564	68,272,624	8,166,038	90,918,911	11,214,366	129,088	84,011	42,420,361	346,443,781
Aggregate gross unrealized (depreciation)	(472,324)	(2,104,615)	(2,392,759)	(4,576,368)	(5,044,635)	(60,047)	(25,000)	(6,466,709)	(18,559,487)
Net unrealized appreciation (depreciation)	(441,760)	66,168,009	5,773,279	86,342,543	6,169,731	69,041	59,011	35,953,652	327,884,294
Undistributed Ordinary Income	19,231	61,460	22,859	752,940	—	—	—	428,849	1,524,287
Undistributed Long Term Capital Gains	—	388,785	—	82,701	—	—	—	—	—
Distributable earnings	19,231	450,245	22,859	835,641	—	—	—	428,849	1,524,287
Accumulated capital and other gain/(loss)	—	—	(2,713,926)	(206,378)	(5,309,595)	(19,375)	(16,467)	—	(110,615)
Total distributable earnings (accumulated loss)	$(422,529)	$66,618,254	$3,082,212	$86,971,806	$860,136	$49,666	$42,544	$36,382,501	$329,297,966

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and passive foreign investment companies (PFICs).
The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”) for the year ended March 31, 2026. The adoption of this standard affected only the financial statement disclosures and had no impact on the Funds’ financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid. For the year ended March 31, 2026, Management determined that the income taxes paid by the Funds were not significant.

43

NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for RSHO, VOLT, HRTS, GDFN, and AAUM are $300, and for TOLL, CANC, DSPY, and ITOL are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for certain transaction costs and market impact expenses related to the investing in portfolio securities associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of AAUM, TOLL and ITOL are listed and traded on the Cboe BZX Exchange, Inc., shares of RSHO and DSPY are listed and traded on the NYSE Arca, Inc. and shares of VOLT, HRTS, GDFN and CANC are traded on the NASDAQ Stock Market LLC (collectively the “Exchanges”). Market prices for the shares may be different from their NAV. The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 10,000 shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Retail investors will not qualify as Authorized Participants. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
For the year or period ended February 28, 2026, the table below represents the amount of variable rate transaction fees each Fund assessed:

Variable Rate Transaction Fees
Tema Alternative Asset Managers ETF	$0
Tema American Reshoring ETF	$0
Tema Durable Quality ETF	$0
Tema Electrification ETF	$0
Tema Heart & Health ETF	$0
Tema International Defense Innovation ETF	$0
Tema International Durable Quality ETF	$0
Tema Oncology ETF	$0
Tema S&P 500® Historical Weight ETF Strategy	$0

NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, the Adviser has no voting power of the shares outstanding of the Funds. Additionally, as of the date of these financial statements, the sub-adviser has no voting power of the shares outstanding of the Funds.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Risks of Investing in the Fund”.

44

NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026(Continued)
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 11 – SEGMENT REPORTING
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the Chief Operating Officer of the Adviser. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
NOTE 12 – TEMA S&P 500 HISTORICAL WEIGHT ETF STRATEGY IN-KIND CONTRIBUTION
On August 20, 2025, Tema S&P 500® Historical Weight ETF Strategy (the “Fund”) received an in-kind contribution from accounts managed by an investor, which consisted of $590,591,717 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a nontaxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of August 20, 2025 was $284,520,719, resulting in net unrealized appreciation on investments of $306,070,998 as of that date.
As a result of the in-kind contribution, the Fund issued 10,809,057 shares at a $54.64 per share net asset value.
NOTE 13 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.
Effective March 25, 2026, Tema International Defense Innovation ETF changed its name to Tema International Defense ETF, and changed its ticker from GDFN to ARMY.
On April 17, 2026 the Board approved the liquidation of the Tema International Durable Quality ETF which is expected to take place on or about May 18, 2026.

45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Tema ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of
Tema ETF Trust comprising the funds listed below (the “Funds”) as of February 28, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Tema Alternative Asset Managers ETF	For the period October 1, 2025 (inception date) through February 28, 2026
Tema American Reshoring ETF & Tema Durable Quality ETF (formerly Tema Monopolies and Oligopolies ETF)	For the year ended February 28, 2026	For each of the two years in the period ended February 28, 2026	For each of the two years in the period ended February 28, 2026 and for the period May 11, 2023 (inception date) through February 29, 2024
Tema Electrification ETF	For the year ended February 28, 2026	For the year ended February 28, 2026 and for the period December 4, 2024 (inception date) through February 28, 2025
Tema Heart & Health ETF (formerly Tema GLP-1, Obesity & Cardiometabolic ETF)	For the year ended February 28, 2026	For each of the two years in the period ended February 28, 2026	For each of the two years in the period ended February 28, 2026 and for the period November 21, 2023 (inception date) through February 29, 2024
Tema International Defense Innovation ETF	For the period September 25, 2025 (inception date) through February 28, 2026
Tema International Durable Quality ETF	For the period September 11, 2025 (inception date) through February 28, 2026
Tema Oncology ETF	For the year ended February 28, 2026	For each of the two years in the period ended February 28, 2026	For each of the two years in the period ended February 28, 2026 and for the period August 15, 2023 (inception date) through February 29, 2024
Tema S&P 500® Historical Weight ETF Strategy	For the period April 1, 2025 (inception date) through February 28, 2026

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

46

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
April 29, 2026

47

Other Non-Audited Information
February 28, 2026
TAX INFORMATION
For the year or period ended February 28, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Tema Alternative Asset Managers ETF	48%
Tema American Reshoring ETF	100%
Tema Durable Quality ETF	92%
Tema Electrification ETF	100%
Tema Heart & Health ETF	100%
Tema International Defense Innovation ETF	—%
Tema International Durable Quality ETF	100%
Tema Oncology ETF	100%
Tema S&P 500® Historical Weight ETF Strategy	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year or period ended February 28, 2026 were as follows:

Tema Alternative Asset Managers ETF	34%
Tema American Reshoring ETF	100%
Tema Durable Quality ETF	89%
Tema Electrification ETF	100%
Tema Heart & Health ETF	73%
Tema International Defense Innovation ETF	—%
Tema International Durable Quality ETF	22%
Tema Oncology ETF	100%
Tema S&P 500® Historical Weight ETF Strategy	100%

For the year or period ended February 28, 2026, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Tema Alternative Asset Managers ETF	—%
Tema American Reshoring ETF	—%
Tema Durable Quality ETF	12%
Tema Electrification ETF	33%
Tema Heart & Health ETF	—%
Tema International Defense Innovation ETF	—%
Tema International Durable Quality ETF	88%
Tema Oncology ETF	—%
Tema S&P 500® Historical Weight ETF Strategy	—%

48

Other Non-Audited Information
February 28, 2026(Continued)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.temaetfs.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.temaetfs.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

49

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: None for the period contained within this report.

50

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: None for the period contained within this report.

51

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $12,500 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the Adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

52

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: During the Meeting of the Board held on November 8, 2022, the Board reviewed and discussed the written materials that were provided by Tema ETFs LLC (the “Adviser”) in advance of the Meeting and deliberated on the approval of the Investment Advisory Agreement between the Adviser and the Trust on behalf of the Tema Alternative Asset Managers ETF (the “Fund”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the advisory services to be provided by the Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Funds, noting that they had not yet launched; (iii) the proposed fees and expenses of the Funds, including the proposed advisory fee to be paid by the Funds to the Adviser; (iv) the anticipated profitability of the Funds to the Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Investment Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services
The Board reviewed materials provided by the Adviser related to the proposed approval of the Investment Advisory Agreement, including a description of its oversight of the Sub-Adviser, a review of the professional personnel who will be performing services for the Trust, the Adviser’s compliance and risk management infrastructure, its financial strength and resources, and how it will monitor the Sub-Adviser’s performance of trading, portfolio management and operational services to the Fund. The Board also noted the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including: adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and other transactions, reviewing the Fund’s performance, reviewing the proxies voted by the Adviser and oversight of the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that the Adviser will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.
Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a series of questions, including: whether the Adviser was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust; and whether there are procedures in place to adequately allocate trades among its respective clients.

53

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Continued)
The Board reviewed the description provided on the practices for monitoring compliance with the Trust’s investment limitations, noting that the Adviser’s CCO periodically reviewed portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund would be satisfactory.
Performance
Because the Fund has not yet commenced operations, the Trustees could not consider past performance.
Fees and Expenses
As to the costs of the services to be provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the Fund’s advisory fee, which is a unitary fee, and overall expenses compared to a peer group comprised of funds in the category constructed by the Adviser and the Sub-Adviser for the Fund. The Board was aware that under the unitary fee arrangement, the Adviser is contractually obligated to pay the fees of each of the Funds’ service providers, with the exception of the Adviser’s advisory fee, and certain other expenses. The Board considered the fact that the Adviser would charge the Fund an investment advisory fee of 99 basis points, subject to the Expense Limitation Agreement. The Board noted that the advisory fee for the Fund was in greater than the highest fund in the peer group, noting, however, that the peer ETFs included index or passive ETFs while the Fund will be actively managed. The Board concluded that based on the nature, quality and extent of the Adviser’s services to be provided to the Fund and comparative fee and expense data, the advisory fee charged by the Adviser were not unreasonable.
Profitability
The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund based on profitability projections and analysis reviewed by the Board and the selected financial information of the Adviser provided by the Adviser to the Board. After review and discussion, the Board acknowledged that the Adviser did not anticipate earning a profit from the advising Fund within the first two years and therefore excessive profitability was not an issue.
Economies of Scale
As to the extent to which the Adviser will realize economies of scale as the Fund grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the Adviser’s expectations for growth of the Fund. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals of the Investment Advisory Agreement.
Conclusion.
Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Advisory Agreement was in the best interest of the Fund and its future shareholders.

54

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Continued)
APPROVAL OF Tidal SUB-ADVISORY AGREEMENT
During the Meeting of the Board held on January 26, 2026, the Board reviewed and discussed the written materials that were provided by Tidal Investments LLC (“Tidal” or the “Sub-Adviser”) in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of Tema American Reshoring ETF; Tema Durable Quality ETF; Team Heart & Health ETF (HRTS); Tema Oncology ETF; Tema Electrification ETF; Tema S&P 500 Historical Weight ETF Strategy; Tema International Durable Quality ETF; Tema International Defense Innovation ETF; and Tema Alternative Asset Managers ETF, each a series of the Tema ETF Trust (each a “Fund” and, collectively, the “Funds”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the trading advisory services and related services to be provided by the Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that it had not yet launched; (iii) the proposed fees and expense of the Fund, including the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser; (iv) the anticipated profitability to the Sub-Adviser with respect to each Fund; (v) potential economies of scale; (vi) possible fall-out benefits to the Sub-Adviser and its affiliates (i.e., the ancillary benefits realized by the Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services to be provided, the Trustees reviewed a description of the services that would be provided by the Adviser and those services provided by the Sub-Adviser. The Board reviewed and discussed the professional experience of the personnel that would be performing services for the Funds, including the team of individuals that primarily monitor and execute the trading process. The Board noted that the Sub-Adviser had adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that the Sub-Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.
The Trustees considered that the Adviser would remain responsible for the execution of each Fund’s investment strategy, rather than the Sub-Adviser, which would provide trading advisory services. The Board discussed that the Sub-Adviser, among other things, would trade portfolio securities for the Funds and select broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the oversight of the Board. The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, trading experience and capabilities, and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement.
Performance. The Board recognized that Tidal would serve as the trading sub-adviser to each Fund and would not make decisions regarding the selection of the Funds’ investment strategies. The Board noted that since Tidal has not become the sub-adviser to any of the Funds, there is no performance information to review.
Fees and Expenses. The Board discussed Tidal’s proposed sub-advisory fee schedule for each of the Funds. The Board reviewed the allocation of fees between the Adviser and Sub-Adviser relative to their respective duties and other factors and agreed the allocation for the Funds was appropriate. After further discussion, the Board concluded that the sub-advisory fee to be charged with respect to each Fund was not unreasonable and the sub-advisory fee, in relation to the total advisory fee, was not unreasonable.
Profitability. With respect to the Sub-Adviser’s estimated profitability, the Trustees reviewed the projected profitability of the Sub-Adviser, with respect to each Fund. The Board noted that it anticipated realizing a reasonable profit in connection with its relationship with each Fund during the first and second year of the Sub-Advisory Agreement. After further discussion, the Board concluded that, based on the services to be provided by the Sub-Adviser, the anticipated level of profit from the Sub-Adviser’s relationship with each Fund was not excessive.
Economies of Scale. The Board considered whether there would be economies of scale with respect to Tidal’s services to the Fund’s. The Board agreed that this was primarily an Adviser-level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board noted that Tidal had a large trading and ETF infrastructure in place which could provide additional benefits to the Funds.

55

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Continued)
Conclusion. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any one factor as all important, but rather considered factors collectively and determined that approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Sub-Advisory Agreement.

56

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures provide reasonable assurance that the information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240. 10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tema ETF Trust

By:	/s/ Maurits Pot
Maurits Pot President/Principal Executive Officer

Date	5/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maurits Pot
Maurits Pot President/Principal Executive Officer

Date	5/8/2026

By:	/s/ Frederick C. Teufel, Jr.
Frederick C. Teufel, Jr. Treasurer/Principal Financial Officer

Date	5/8/2026